                           Registration Statement Nos.


SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]

   Pre-Effective Amendment No.                                           [ ]
                               ....


   Post-Effective Amendment No. 20                                       [X]
                               ....

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]


   Amendment No.  22                                                     [X]
                 ....


                        (Check appropriate box or boxes.)

   ...........................................................................

               (Exact Name of Registrant as Specified in Charter)

                        RESERVE PRIVATE EQUITY SERIES
   ...........................................................................

                    (Address of Principal Executive Offices)

                1250 BROADWAY, NEW YORK, NY 10001-3701 (Zip Code)

   Registrant's Telephone Number, including Area Code   (212) 401-5500
                                                      ..........................

   .............................................................................

                            MaryKathleen F. Gaza, Esq.
                            The Reserve Funds
                            1250 Broadway
                            New York, NY 10001-3701

                    (Name and Address of Agent for Service)

   Approximate date of Proposed Public Offering ................................

It is proposed that this filing will become effective (check appropriate box)


   [ ] immediately upon filing pursuant to paragraph (b)


   [X] on September 29, 2000 pursuant to paragraph (b)


   [ ] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on (date) pursuant to paragraph (a)(1)

   [ ] 75 days after filing pursuant to paragraph (a)(2)


   [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If approriate, check the following box:

   [ ] this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:
               MaryKathleen F. Gaza, Esq.
               The Reserve Funds
               1250 Broadway
               New York, NY 10001-3701

Title of Securities Being Registered:

Reserve Blue Chip Growth Fund - Class R
Reserve Blue Chip Growth Fund - Class I
Reserve Small-Cap Growth Fund - Class R
Reserve Small-Cap Growth Fund - Class I
Reserve International Equity Fund - Class R
Reserve International Equity Fund - Class I
Reserve International Small Cap Fund - Class R
Reserve International Small Cap Fund - Class I
Reserve Informed Investors Growth Fund - Class R
Reserve Informed Investors Growth Fund - Class I
Reserve Large-Cap Growth Fund - Class R
Reserve Large-Cap Growth Fund - Class I
Reserve Strategic Growth Fund - Class R
Reserve Strategic Growth Fund - Class I

[LOGO]

                         RESERVE PRIVATE EQUITY SERIES
                                   PROSPECTUS


                               SEPTEMBER 29, 2000


RESERVE PRIVATE EQUITY SERIES ("Trust") is a no-load, open-end investment company offering two classes of shares, Class R and Class I, in seven funds:

                          -  RESERVE BLUE CHIP GROWTH FUND,
                          -  RESERVE INFORMED INVESTORS GROWTH FUND,
                          -  RESERVE INTERNATIONAL EQUITY FUND,
                          -  RESERVE INTERNATIONAL SMALL-CAP FUND,
                          -  RESERVE LARGE-CAP GROWTH FUND,
                          -  RESERVE SMALL-CAP GROWTH FUND, and
                          -  RESERVE STRATEGIC GROWTH FUND
                           (each a "Fund," together the "Funds").

                                ---------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                              EXCHANGE COMMISSION
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ---------------

                               TABLE OF CONTENTS


                                                                Page
                                                                ----
Investment Objectives, Principal Strategies & Risks of the
  Reserve Blue Chip Growth Fund.............................      4
Investment Objectives, Principal Strategies & Risks of the
  Reserve Informed Investors Growth Fund....................      5
Investment Objectives, Principal Strategies & Risks of the
  Reserve International Equity Fund.........................      6
Investment Objectives, Principal Strategies & Risks of the
  Reserve International Small-Cap Fund......................      8
Investment Objectives, Principal Strategies & Risks of the
  Reserve Large-Cap Growth Fund.............................     10
Investment Objectives, Principal Strategies & Risks of the
  Reserve Small-Cap Growth Fund.............................     11
Investment Objectives, Principal Strategies & Risks of the
  Reserve Strategic Growth Fund.............................     12
Performance History.........................................     14
Fees & Expenses of the Funds................................     17
Management..................................................     19
How to Buy Shares...........................................     21
Selling Fund Shares.........................................     22
Tax Consequences............................................     24
General Information.........................................     25
Financial Highlights........................................     25
Glossary....................................................     29


               EXCLUSIVITY MADE ACCESSIBLE -REGISTERED TRADEMARK-

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                       THE RESERVE BLUE CHIP GROWTH FUND

The Reserve Blue Chip Growth Fund's objective is to seek capital appreciation through investment in a portfolio of U.S. common stocks believed to offer favorable possibilities of capital appreciation. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

Generally, the Fund will seek to invest in U.S. equities with investment characteristics such as earnings growth, financial strength and projected positive cash flow. These equity securities are usually traded as shares in the U.S. but sometimes they may be represented by American Depository Receipts ("ADRs"). The Fund will invest at least 65% of its total assets in securities of "blue chip" companies that have demonstrated long-term earnings growth, financial stability and attractive valuation, unless the Fund has adopted a temporary defensive position.

The investment objectives and practices of the Fund are not fundamental and may be changed by the Board of Trustees ("Trustees") without the approval of shareholders.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE BLUE CHIP GROWTH FUND. Investors in any of the Funds listed in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. The value of the Fund's investments and, therefore, the value of the Fund's shares, may go up or down, which means you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of the Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, the Fund is permitted to have all its assets invested in a limited number of issuers. As a result, the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                   THE RESERVE INFORMED INVESTORS GROWTH FUND

The Reserve Informed Investors Growth Fund's investment objective is to seek growth primarily through investment in a portfolio of U.S. equity securities which are seasoned, well-managed and financially sound companies with demonstrated superior earnings growth, accelerating cash flow and profit margins and high return on equity. Any production of dividend income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

"Informed Investors" stocks are those issued by companies whose management and/or large outside investors are buyers or owners of the stock, or where the company itself is repurchasing its own shares on the open market. Common sense suggests that the "Informed Investors" of the corporate world are close to the day-to-day activities of the companies they own or manage and are often in a much more informed position to gauge the long-term effects, certain publicly disclosed information or developments may have on the future price of their company's stock. Basic to the "Informed Investors" strategy is the belief that it is far more prudent to invest in stocks which some of the nation's more knowledgeable investors own or are buying with their own money, rather than to chase fad or glamour stocks masquerading as disciplines.

The Fund emphasizes investment in companies whose outstanding shares have an aggregate market value of at least $1 billion. At least 65% of the value of the Fund's total assets will be invested in such companies, unless the Fund has adopted a temporary defensive position. It is expected that under normal market conditions the Fund will be substantially fully invested in equity securities believed to have a potential for capital growth.

The investment objectives and practices of the Fund are not fundamental and may be changed by the Trustees without the approval of shareholders.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE INFORMED INVESTORS GROWTH FUND. Investors in any of the Funds listed in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. The value of the Fund's investments and, therefore, the value of the Fund's shares, may go up or down, which means you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of a Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, the Fund is permitted to have all its assets invested in a limited number of issuers. As a result, the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                     THE RESERVE INTERNATIONAL EQUITY FUND

The Reserve International Equity Fund's objective is to seek capital appreciation through investment in a portfolio of equity securities of companies resident in non-U.S. countries experiencing rapid economic growth. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

The Fund seeks to achieve its objective by following a structured and disciplined investment policy of making investments in ADRs and common stocks of non-U.S. companies. On occasion, warrants, convertible securities and fixed-income instruments will also be used. Generally, the Fund will seek to invest in foreign equity securities listed on foreign exchanges and issued by companies with investment characteristics such as earnings growth, financial strength, and projected positive cash flow which are significant factors in assessing value. When the Sub-Adviser deems it advisable because of unusual economic, political or market conditions, the Fund may reduce or eliminate positions in one country and switch to other countries. The Fund focuses on quality companies with high visibility and growth characteristics in sales and earnings. Companies frequently are dominant within their industry niche and many have a near monopoly position within their country. Every stock in the Fund's portfolio has been carefully selected through research and often through direct management contact.

The Fund favors companies where management has a significant ownership stake. The companies that are usually avoided are those that depend heavily on commodity price levels for their future earnings growth. The Fund's portfolio is structured by combining a top-down quantitative country-weighting process, which looks at macroeconomic factors nationally and internationally, with a bottom-up individual company selection procedure, which focuses on microeconomic factors in a particular company. To attempt to control risk, the Fund normally spreads its assets among 80 to 110 companies in 15 to 23 foreign markets with an initial position in any single issue between 1% and 2% of assets. Since investments are in companies that have strong earnings growth, the Fund intends to remain as fully invested as is prudently possible. Therefore, under normal market conditions, portfolio investments in cash equivalents usually will not exceed 10% of assets. Securities are selected for their long-term investment attractiveness. A three-to-five-year time horizon will be utilized for a holding period. The Fund will invest at least 65% of its total assets at the time of purchase in equity securities of issuers associated with at least three different countries, excluding the U.S., unless the Fund has taken a temporary defensive position. The Fund will restrict investment in the combination of warrants and stock options to 5% of total assets at the time of purchase. Short-term profits are not pursued as an objective, and there is no trading-type activity in stocks.

The investment objectives and practices of the Fund are not fundamental and may be changed by the Trustees without the approval of shareholders.

FOREIGN SECURITIES. The Fund may purchase foreign equity and debt securities, including foreign government securities, to an aggregate of not more than 30% of its total assets at the time of purchase in the securities of issuers of any single foreign country. Foreign securities markets generally are not as developed or efficient as those in the U.S. and securities traded there are less liquid and more volatile than those traded in the U.S.


In making the allocation of assets in foreign markets, the Sub-Adviser will consider such factors as prospects for relative economic growth, inflation, interest rates, government policies influencing business conditions, the range of individual investment opportunities available, and other pertinent financial, tax, social, political and national factors, all in relation to the prevailing prices of securities in each country.


The Fund may invest in developing countries, which are in the initial stages of their conversion from agrarian insular societies to international manufacturing participants.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in foreign-currency transactions in connection with its investment in foreign securities but will not speculate in foreign-currency exchange. The Fund will conduct its foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign-currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign-currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE INTERNATIONAL EQUITY FUND. Investors in any of the Funds listed in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. The value of the Fund's investments and, therefore, the value of the Fund's shares, may go up or down, which means that you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of the Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, the Fund is permitted to have all its assets invested in a limited number of issuers. As a result, the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.


    - Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, investment in developing countries involves exposure to economic structures that are typically less diverse and mature than in the U.S., and to political systems which are less stable. The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign-currency exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies. Further, a portion of a Fund's revenues could be received in foreign currencies and, therefore, the dollar equivalent of their net assets, distributions and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. dollar.

    - On January 1, 1999, France, Austria, Germany, Italy, Belgium, Finland, Ireland, Portugal, Spain, Luxembourg and the Netherlands (eleven countries in the European Monetary Union) adopted the "euro" as their official currency. However, their current currencies will continue in use for cash transactions until January 1, 2002. The euro is expected to confer some benefits in those markets, such as consolidating the government debt market for those countries and reducing some currency risks and costs. But, the conversion to the new currency does pose some special risks. The Fund will monitor the effects of the conversion on the value of the Fund's securities. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                    THE RESERVE INTERNATIONAL SMALL-CAP FUND

The Reserve International Small-Cap Fund's objective is to seek capital appreciation through investment in rapidly growing small capitalization companies resident in non-US countries. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.


The Fund seeks to achieve its objective by investing in unique companies that have an innovative product or service and are operating in a fast growing market. These companies often carve out their own niches or create entirely new markets. Generally, the Fund will seek to invest in foreign equity securities that are listed on foreign exchanges and issued by companies exhibiting fundamental characteristics such as high earnings growth, financial strength, and projected positive cash flow all of which are significant factors in assessing value. When the Sub-Adviser deems it advisable because of unusual economic, political or market conditions, the Fund may reduce or eliminate positions in one country and switch to other countries. The Fund generally focuses on high-quality companies with high visibility in future sales and earnings growth. Companies in the Fund are frequently market leaders dominant within their industry and many have a near monopoly position within their country. Every stock in the Fund's portfolio has been carefully selected after extensive research and analysis, which often includes direct contact with company management.



The Fund typically favors companies where management has a significant ownership stake. The Fund usually avoids conglomerates, cyclicals, and companies that are affected by commodity prices. In efforts to control risk, the Fund normally spreads its assets among 40 to 60 companies in 15 to 23 foreign markets with an initial position in any single issue between 1% and 3% of assets. The Fund will restrict investment in the combination of warrants and stock options to 5% of total assets at the time of purchase. Securities are selected for their long-term investment attractiveness. A three-to-five-year time horizon will be utilized for a holding period. Since investments are in companies that have strong earnings growth, the Fund intends to remain as fully invested as is prudently possible. Therefore, under normal market conditions, the Fund's investments in cash equivalents will usually not exceed 10% of assets. The Fund will invest at least 65% of its total assets in equity securities of small capitalization companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase, i.e., "small cap", and spread across at least three different countries, excluding the U.S., unless the Fund has taken a temporary defensive position. Short-term profits are not pursued as an objective, and there is no trading-type activity in stocks.



The investment objectives and practices of the Funds are not fundamental and may be changed by the Trustees without the approval of shareholders.


FOREIGN SECURITIES. The Fund may purchase foreign equity and debt securities, including foreign government securities, to an aggregate of not more than 30% of its total assets at the time of purchase in the securities of issuers of any single foreign country. Foreign securities markets generally are not as developed or efficient as those in the U.S. and securities traded there are less liquid and more volatile than those traded in the U.S.


In making the allocation of assets in foreign markets, the Sub-Adviser will consider such factors as prospects for relative economic growth, inflation, interest rates, government policies influencing business conditions, the range of individual investment opportunities available, and other pertinent financial, tax, social, political and national factors, all in relation to the prevailing prices of securities in each country.


The Fund may invest in developing countries, which are in the initial stages of their conversion from agrarian insular societies to international manufacturing participants.

FOREIGN CURRENCY TRANSACTIONS. The Fund may engage in foreign-currency transactions in connection with its investment in foreign securities but will not speculate in foreign-currency exchange. The Fund will conduct its foreign-currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign-currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign-currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE INTERNATIONAL SMALL-CAP FUND. Investors in any of the Funds in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of your investment in a Fund will go up and down, which means that you could lose money. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. The Fund's investments and, therefore, the value of the Fund's shares, may go up or down, which means that you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of the Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, the Fund is permitted to have all its assets invested in a limited number of issuers. As a result the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.


    - Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, investment in developing countries involves exposure to economic structures that are typically less diverse and mature than in the U.S., and to political systems which are less stable. The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign-currency exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies. Further, a portion of a Fund's revenues could be received in foreign currencies and, therefore, the dollar equivalent of their net assets, distributions and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. dollar.

    - On January 1, 1999, France, Austria, Germany, Italy, Belgium, Finland, Ireland, Portugal, Spain, Luxembourg and the Netherlands (eleven countries in the European Monetary Union) adopted the "euro" as their official currency. However, their current currencies will continue in use for cash transactions until January 1, 2002. The euro is expected to confer some benefits in those markets, such as consolidating the government debt market for those countries and reducing some currency risks and costs. But, the conversion to the new currency does pose some special risks. The Funds will monitor the effects of the conversion on the value of the Funds' securities. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

    - Investment in small companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources and lack of information. The securities of smaller companies are often traded over-the-counter and have less liquidity than larger stocks. Therefore, shares of the Fund may be subject to greater price fluctuation than shares of a fund which invests in larger capitalization companies.

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                       THE RESERVE LARGE-CAP GROWTH FUND

The Reserve Large-Cap Growth Fund's investment objective is to seek long-term capital appreciation through investment in a portfolio of large, high-quality U.S. companies. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

The Fund seeks to achieve its objective by primarily investing in attractively valued and undervalued equity securities believed to offer favorable possibilities of capital appreciation. Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as high return on shareholder's equity, strong company management that enhances shareholder value, good cash flow generation and favorable profit trends. These equity securities are usually traded as shares in the U.S. but some times may be represented by ADR's. Fundamentally, investment candidates are understandable businesses that can generate consistent earnings growth where the company is believed to be undervalued as a whole. Candidates are believed to be in a growth phase or are entering a growth phase in their marketplace and have pricing flexibility, the potential to increase volume of unit sales, and control over production and distribution. These companies also focus on their core business, have a dominant brand name or a valuable franchise, financial fundamentals that are trending upward, and management that is dedicated to enhancing shareholder value. It is the Fund's view that high-quality, large companies can generate consistent growth over time that is above the growth rate of the overall economy. The Fund may also invest in companies presenting special situations when it is believed that the shares offer a strong potential for capital appreciation due to the market underestimating earnings potential, changes in management or other similar opportunities.

The Fund will invest at least 65% of its total assets in equity securities and at least 65% of total assets in the securities of companies whose aggregate market value at the time of purchase, is $5 billion or more, i.e., "large cap," unless the Fund has adopted a temporary defensive position.

The investment objectives and practices of the Fund are not fundamental and may be changed by the Trustees without the approval of shareholders.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE LARGE-CAP GROWTH FUND. Investors in any of the Funds listed in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. The value of the Fund's investments and, therefore, the value of a Fund's shares, may go up or down, which means that you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of the Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, the Fund is permitted to have all its assets invested in a limited number of issuers. As a result, the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                       THE RESERVE SMALL-CAP GROWTH FUND

The Reserve Small-Cap Growth Fund's objective is to seek capital appreciation through investment in a portfolio of primarily small capitalization companies. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.


Generally, the Fund will seek to invest in equity securities issued by companies with investment characteristics such as accelerating rates of revenue and earnings growth, market dominance or a strong defensible market niche, unit growth coupled with stable or rising profit margins, a sound balance sheet and skilled management with an ownership stake. The Fund is designed for investors seeking the opportunity for substantial long-term growth who can accept above-average stock market risk and little or no current income. At least 65% of the value of the Fund's total assets will be invested in small capitalization companies whose outstanding shares have an aggregate market value of $2 billion or less at the time of purchase, i.e., "small cap", unless the Fund has adopted a temporary defensive position.


It is the Sub-Adviser's view that small companies are generally expected to show growth over time that is above the growth rate of the overall economy and that of large established companies. The Fund may also invest in companies presenting special situations when it is believed that the shares offer a strong potential for capital appreciation due to the market underestimating earnings potential, changes in management or other similar opportunities.

The investment objectives and practices of the Fund are not fundamental and may be changed by the Trustees without the approval of shareholders.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE SMALL-CAP GROWTH FUND. Investors in any of the Funds in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. The Fund's investments and, therefore, the value of a Fund's shares, may go up or down, which means that you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of a Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, the Fund is permitted to have all its assets invested in a limited number of issuers. As a result the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.


    - Investment in small companies involves greater risk than is customarily associated with investments in larger, more established companies due to the greater business risks of small size, limited markets and financial resources and lack of information. The securities of smaller companies are often traded over-the-counter and have less liquidity than larger stocks. Therefore, shares of the Fund may be subject to greater price fluctuation than shares of a fund which invests in larger capitalization companies.

             INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES & RISKS OF
                       THE RESERVE STRATEGIC GROWTH FUND

The Reserve Strategic Growth Fund's investment objective is to seek long-term growth through capital appreciation. Any production of income is secondary to this objective. There can be no assurance that the Fund will achieve its investment objective.

It is anticipated that the Fund will invest at least 65% of its total assets in equity securities of large, established companies with market capitalizations over $5 billion at the time of purchase that trade on major U.S. stock exchanges. Securities selected for the Fund will be those that the Sub-Adviser feels have above average long-term potential for capital appreciation, typically due to a company's future earnings growth, but occasionally involving other criteria. The Fund expects to own a portfolio of securities across a variety of industry sectors to minimize unforeseen risks of concentrating in a single industry. Portfolio turnover is expected to be relatively low as purchases are made with a view to long-term holdings, optimum tax efficiency and not for short-term trading purposes; however, during rapidly changing economic, market, and political conditions, there may be significant changes to the portfolio when these equity securities present special situations because it is believed that the shares offer a strong potential for capital appreciation due to the market underestimating earnings potential, changes in management or other similar opportunities. Additionally, the Fund may invest without restriction in companies of any size, foreign equities, ADR's and U.S. fixed-income securities. The Fund does not expect to hold significant assets in cash, cash equivalents, foreign fixed-income securities, warrants, rights, futures, or options.

The Fund intends to be as fully invested at all times as practicable, unless it has adopted a temporary defensive position.

The investment objectives and practices of the Fund are not fundamental and may be changed by the Trustees without the approval of shareholders.

FOREIGN SECURITIES. The Fund may purchase foreign equity and debt securities, including foreign government securities and ADR's, to an aggregate of not more than 30% of its total assets at the time of purchase in the securities of issuers of any single foreign country. Foreign securities markets generally are not as developed or efficient as those in the U.S. and securities traded there are less liquid and more volatile than those traded in the U.S.


In making the allocation of assets in foreign markets, the Sub-Adviser will consider such factors as prospects for relative economic growth, inflation, interest rates, government policies influencing business conditions, the range of individual investment opportunities available, and other pertinent financial, tax, social, political and national factors, all in relation to the prevailing prices of securities in each country.


The Fund may invest in developing countries, which are in the initial stages of their conversion from agrarian insular societies to international manufacturing participants.

PRINCIPAL RISKS OF INVESTING IN THE RESERVE STRATEGIC GROWTH FUND. Investors in any of the Funds listed in this Prospectus should recognize that the inherent risks of investing cannot be totally avoided and that there is no assurance that the investment objective of a Fund will be achieved. While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The risks that the Fund is subject to include those risks associated with the market in general, as well as the types of securities held.


    - As with any mutual fund, the Fund is not FDIC-insured, does not have bank guarantees and may lose value. As with any mutual fund, the value of the Fund's investments and, therefore, the value of the

       Fund's shares, may go up or down, which means that you could lose money. These changes may occur because the stock or bond markets are rising or falling, or in response to interest rate changes. Consequently, the value of the Fund's shares will fluctuate with the value of its investments.



    - As a non-diversified mutual fund, each Fund is permitted to have all its assets invested in a limited number of issuers. As a result, the appreciation or depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.


    - Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, investment in developing countries involves exposure to economic structures that are typically less diverse and mature than in the U.S., and to political systems which are less stable The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign-currency exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies. Further, a portion of a Fund's revenues could be received in foreign currencies and, therefore, the dollar equivalent of their net assets, distributions and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. dollar.

    - On January 1, 1999, France, Austria, Germany, Italy, Belgium, Finland, Ireland, Portugal, Spain, Luxembourg and the Netherlands (eleven countries in the European Monetary Union) adopted the "euro" as their official currency. However, their current currencies will continue in use for cash transactions until January 1, 2002. The euro is expected to confer some benefits in those markets, such as consolidating the government debt market for those countries and reducing some currency risks and costs. But, the conversion to the new currency does pose some special risks. The Funds will monitor the effects of the conversion on the value of the Funds' securities. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

                              PERFORMANCE HISTORY


The bar charts below show the Funds' annual returns for each full calendar year since inception, together with the best and worst quarters, with the exception of the Reserve Strategic Growth and International Small-Cap Funds which commenced operations on June 1, 1999 and August 1, 2000, respectively. The tables assume reinvestment of dividends and distributions, if any. The annual returns shown are for Class R. The annual returns for Class I are substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The accompanying "Average Annual Total Return as of December 31, 1999" table gives some indication of risk of an investment in the Funds by comparing each Fund's performance to that of a widely recognized index. The Standard and Poor's 500 Index ("S&P 500") is a managed index generally representative of the U.S. stock market. The Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE") is a stock index designed to measure the investment returns of the developed countries outside North America. The Russell 2000-Registered Trademark- Growth Index ("Russell 2000") measures the performance of those Russell 2000 companies with higher price-to-book ratio and higher forecasted growth values. As with all mutual funds, the past is not a prediction of the future.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Blue Chip Growth Fund - Class R

95   35.94%
96    8.63%
97   25.48%
98   36.62%
99   58.07%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4thQ 1998 30.79%
Worst Quarter:3rdQ 1998 (5.47)%
Most Recent Calendar Quarter:2ndQ 2000 (9.22)%
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                         1 YEAR  5 YEARS  SINCE INCEPTION
Reserve Blue Chip Growth Fund - Class R  58.07%   31.94%           31.34%
S&P 500                                  19.53%   26.17%           24.82%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Informed Investors Growth Fund - Class R

95    30.44%
96     1.26%
97    18.97%
98    26.98%
99   129.86%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4thQ 1999 77.57%
Worst Quarter:4thQ 1995 (18.22)%
Most Recent Calendar Quarter:2ndQ 2000 (22.25)%
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                                   1 YEAR  5 YEARS  SINCE INCEPTION
Reserve Informed Investors Growth Fund - Class R  129.86%   31.94%           35.36%
S&P 500                                            19.53%   26.17%           24.82%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve International Equity Fund - Class R

96    15.89%
97   (8.70)%
98    18.97%
99    67.57%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4thQ 1999 46.14%
Worst Quarter:3rdQ 1998 (14.68)%
Most Recent Calendar Quarter:2ndQ 2000 (6.91)%
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                             1 YEAR  SINCE INCEPTION
Reserve International Equity Fund - Class R  67.57%           19.48%
EAFE                                         25.27%           10.78%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Large-Cap Growth Fund - Class R

96   24.90%
97   32.71%
98   25.16%
99   13.26%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4thQ 1998 16.82%
Worst Quarter:3rdQ 1998 (8.56)%
Most Recent Calendar Quarter:2ndQ 2000 (3.86)%
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                         1 YEAR  SINCE INCEPTION
Reserve Large-Cap Growth Fund - Class R  13.26%           23.81%
S&P 500                                  19.53%           24.04%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Reserve Small-Cap Growth Fund - Class R

95    67.46%
96     2.75%
97   (0.54)%
98    20.17%
99   135.83%

CALENDAR YEARS ENDED DECEMBER 31
QUARTERLY RETURNS:
Best Quarter:4thQ 1999 50.38%
Worst Quarter:1stQ 1997 (17.32)%
Most Recent Calendar Quarter:2ndQ 2000 (7.33)%
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                          1 YEAR  5 YEARS  SINCE INCEPTION
Reserve Small-Cap Growth Fund - Class R  135.83%   37.11%           36.25%
Russell 2000                              42.51%   18.11%           17.55%

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                                                         ONE YEAR   SINCE INCEPTION
                                                         --------   ---------------
Reserve Blue Chip Growth Fund--Class I                     59.09%         79.62%
Reserve Informed Investors Fund--Class I                  131.01%        117.42%
Reserve International Equity Fund--Class I                 68.50%         71.05%
Reserve Large-Cap Growth Fund--Class I                     13.97%         25.85%
Reserve Small-Cap Growth Fund--Class I                    136.74%        202.56%

                          FEES & EXPENSES OF THE FUNDS

As an investor, you pay certain fees and expenses which are described in the table below in connection with the Funds if you buy and hold shares of the Funds. This is a no-load fund; there are no sales charges (loads) or exchange fees associated with an investment in the Funds. Annual Fund Operating Expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual Fund Operating Expenses, indicated in the table below, reflect expenses for the Funds' fiscal year ended May 31, 2000.

SHAREHOLDER FEES FOR ALL FUNDS*           None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES
(Expenses are deducted from Fund assets)


                                       RESERVE
                            RESERVE   INFORMED      RESERVE        RESERVE      RESERVE    RESERVE    RESERVE
                           BLUE CHIP  INVESTORS  INTERNATIONAL  INTERNATIONAL  LARGE-CAP  SMALL-CAP  STRATEGIC
CLASS R                     GROWTH     GROWTH       EQUITY       SMALL-CAP+     GROWTH     GROWTH     GROWTH
-------                    ---------  ---------  -------------  -------------  ---------  ---------  ---------
Comprehensive Management
  Fee                         1.20%      1.30%         1.55%          1.55%       1.20%      1.30%      1.20%
Distribution (12b-1) Fee      0.25%      0.25%         0.25%          0.25%       0.25%      0.25%      0.25%
                            ------     ------      --------       --------      ------     ------     ------
Total Annual Fund
  Operating Expenses          1.45%      1.55%         1.80%          1.80%       1.45%      1.55%      1.45%
                            ======     ======      ========       ========      ======     ======     ======



                                       RESERVE
                            RESERVE   INFORMED      RESERVE        RESERVE      RESERVE    RESERVE    RESERVE
                           BLUE CHIP  INVESTORS  INTERNATIONAL  INTERNATIONAL  LARGE-CAP  SMALL-CAP  STRATEGIC
CLASS I                     GROWTH     GROWTH       EQUITY       SMALL-CAP+     GROWTH     GROWTH     GROWTH
-------                    ---------  ---------  -------------  -------------  ---------  ---------  ---------
Comprehensive Management
  Fee                         0.90%      1.00%         1.25%          1.25%       0.90%      1.00%      0.90%
Distribution (12b-1) Fee      0.00%      0.00%         0.00%          0.00%       0.00%      0.00%      0.00%
                            ------     ------      --------       --------      ------     ------     ------
Total Annual Fund
  Operating Expenses          0.90%      1.00%         1.25%          1.25%       0.90%      1.00%      0.90%
                            ======     ======      ========       ========      ======     ======     ======


---------------


  * The Funds will impose a "Small Balance fee" (currently $5) or redeem the account and remit the proceeds on those Class R accounts (other than IRA accounts) with a monthly average account balance of less than $2,500 for the past 12 consecutive months and with no activity other than dividends and distributions. A $2 fee will be charged on Class R redemption checks issued by the Funds of less than $100 and a $100 fee for Class I redemption checks of less than $100,000. A $10 fee will be charged for Class R wire redemptions of less than $10,000 and a $100 fee will be charged for Class I wire redemptions of less than $100,000.

  + Commenced operations on August 1, 2000. Fees shown reflect comprehensive management fee arrangement.

   EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table for the Fund during the fiscal year ended May 31, 2000.

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The costs would be the same whether you stayed in a Fund or sold your shares at the end of each period. Your actual costs may be higher or lower, based on these assumptions your costs would be:


                                ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS
                                --------  -----------  ----------  ---------
Reserve Blue Chip Growth
  Class R.....................    $148       $459         $792      $1,735
  Class I.....................      92        287          498       1,108
Reserve Informed Investors
  Growth
  Class R.....................     158        490          845       1,845
  Class I.....................     102        318          552       1,225
Reserve International Equity
  Class R.....................     183        566          975       2,116
  Class I.....................     127        397          686       1,511
Reserve International
  Small-Cap Fund*
  Class R.....................     183        566           --          --
  Class I.....................     127        397           --          --
Reserve Large-Cap Growth
  Class R.....................     148        459          792       1,735
  Class I.....................      92        287          498       1,108
Reserve Small-Cap Growth
  Class R.....................     158        490          845       1,845
  Class I.....................     102        318          552       1,225
Reserve Strategic Growth
  Class R.....................     148        459          792       1,735
  Class I.....................      92        287          498       1,108


PLEASE NOTE THAT THE ABOVE EXAMPLE IS AN ESTIMATE OF THE EXPENSES TO BE INCURRED BY SHAREHOLDERS OF THE FUNDS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE
   REFLECTED ABOVE. YOU WOULD PAY THE SAME IF YOU DID NOT REDEEM YOUR SHARES.


* Commenced operations on August 1, 2000.

                                   MANAGEMENT

INVESTMENT ADVISER. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Funds under an Investment Management Agreement (the "Agreement") with Reserve Private Equity Series (the "Trust"). The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. In addition to the Funds, RMCI provides investment management services to other mutual funds within The Reserve family of funds and, as of September 17, 2000, had approximately $8 billion under management.

RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. For its services, RMCI receives a comprehensive management fee per year based on the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Funds. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 2000, Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund paid RMCI $168,253, $139,980 $239,628, $174,118, $227,522 and
$55,684, respectively.


SUB-ADVISERS. The Investment Management Agreement and Sub-Investment Management Agreements provide that the Adviser and each Sub-Adviser respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from reckless disregard by them of their duties under each respective agreement.



Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of Sub-Advisers to the Funds. The Adviser and the Trust have obtained an exemption from the SEC whereby the Trustees can, without further shareholder approval, appoint additional or replacement Sub-Advisers, terminate Sub-Advisers, rehire existing Sub-Advisers whose agreements have been assigned (and thus automatically terminated) and enter into or modify Sub-Investment Management Agreements.


The Adviser and Trust have retained the Sub-Advisers listed below. Each is a registered investment adviser.

TRAINER, WORTHAM & COMPANY, INC., 845 THIRD AVENUE, NEW YORK, NY 10022, a wholly owned subsidiary of First Republic Bank, was formed in 1924 and manages over $2.5 billion for individuals, family trusts and employee benefit plans and has over seventy years experience using the investment policies discussed herein. Robert J. Vile is the Fund's primary portfolio manager. Mr. Vile served as Investment Research Officer at the Dai-ichi Kangyo Bank from 1991 to 1994. He was the Equity Portfolio Manager at Harleysville Asset Management from 1994 to 1998. Mr. Vile joined Trainer Wortham in 1998. Mr. Vile is a Managing Director of the Sub-Adviser and is responsible for the day-to-day investment decisions of the Reserve Blue Chip Growth Fund.

T.H. FITZGERALD & CO., 180 CHURCH STREET, NAUGATUCK, CT 06770, was formed in 1959 and currently manages over $200 million for employee benefit plans, bank trust departments, an insurance company and a public authority and has over ten years of experience in using the investment policies discussed herein. Thomas H. Fitzgerald, Jr., who founded his firm, serves as the Fund's portfolio manager and is responsible for the day-to-day investment decisions of the Reserve Informed Investors Growth Fund.


PINNACLE INTERNATIONAL MANAGEMENT, LLC, 666 FIFTH AVENUE, NEW YORK, NY 10103, was established in 1998 and is a subsidiary of Pinnacle Associates, Ltd., which is the former sub-adviser for the Reserve International Equity Fund. Pinnacle International was originally founded in 1991 as an internal department of Pinnacle

Associates and currently manages over $600 million for foundations, endowments, pension funds, family trusts, and religious groups. Pinnacle International sub-advises the Reserve International Equity Fund as of September 29, 2000 and the Reserve International Small-Cap Fund since its inception.


Mr. Nicholas Reitenbach is President and Chief Investment Officer of Pinnacle International and Senior Vice President of Pinnacle Associates. Mr. Reitenbach has been associated with Pinnacle Associates since 1991 and has over thirty years experience in using the investment techniques that will be utilized by the Reserve International Equity Fund. As portfolio manager, Mr. Nicholas Reitenbach will be responsible for the day-to-day investment decisions of the Reserve International Equity Fund.

Mr. Andrew Reitenbach serves as the primary portfolio manager of the Reserve International Small-Cap Fund. Andrew Reitenbach is a Portfolio Manager at Pinnacle International and has worked as a Securities Analyst since May 1997 with Pinnacle Associates, Ltd. In addition, Mr. Reitenbach is a member of Pinnacle International's Investment Committee, which is headed by his father, Nicholas Reitenbach. Prior to joining Pinnacle International, Mr. Andrew Reitenbach was a Securities Analyst and Mutual Fund Analyst from January 1995 until May 1997 at Value Line, Inc. As portfolio manager, Mr. Andrew Reitenbach will be responsible for the day-to-day investment decisions of the Reserve International Small-Cap Fund.


HARBOR CAPITAL MANAGEMENT CO., INC., 125 HIGH STREET, BOSTON, MA 02110, a subsidiary of Fortis Investment Management, was founded in 1979 and manages over $11 billion for pension funds, endowments, foundations, unions, public funds and high net worth individuals. Harbor Capital Management became the Sub-Adviser to the Reserve Large-Cap Growth Fund as of March 1, 2000. Frederick G.P. Thorne, who has served as the Chairman of the Board, Chief Investment Officer and Managing Director of Harbor Capital Management since 1993, is the primary portfolio manager and is responsible for the day-to-day investment decisions of the Reserve Large-Cap Growth Fund. An advisory group assists Mr. Thorne.


ROANOKE ASSET MANAGEMENT CORP., 529 FIFTH AVENUE, NEW YORK, NY 10017, was formed in 1978 and currently manages over $500 million for high-net-worth individuals, foundations, endowments, corporations and municipalities, and each of the portfolio managers has over twenty-five years experience in using the investment policies discussed herein. Edwin G. Vroom, President and Adele S. Weisman, Senior Vice President, serve as the Fund's portfolio managers with research analyst support from Brian O'Connor. The team has worked together for over twenty years (Mr. Vroom started the company in 1978 and Ms. Weisman and Mr. O'Connor joined Roanoke in 1981 and 1980, respectively). Together, the portfolio managers are responsible for the day-to-day investment decisions of the Reserve Small-Cap Growth Fund.


CONDOR CAPITAL MANAGEMENT, INC., 1973 WASHINGTON VALLEY ROAD, MARTINSVILLE, NJ, 08836, was formed in 1988 and currently manages over $250 million for individuals, family trusts and institutions. Kenneth P. Schapiro, President and founder, and Stephen D. Tipping, Vice President (1994 to present), serve as the Fund's portfolio managers and are responsible for the day-to-day investment decisions of the Reserve Strategic Growth Fund.



For their services, the Sub-Advisers, with the exception of Condor Capital Management ("Condor"), receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the comprehensive management fee less direct and allocated fund expenses and all applicable sales and marketing costs. For the services rendered by Condor, the Adviser shall pay to Condor at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. The Adviser may also pay a Sub-Adviser for marketing assistance.

                               HOW TO BUY SHARES

You will need to choose a share class before making your initial investment. Presently, each Fund issues two classes of shares designated as Class R and Class I. Class R shares are designed for purchase by retail investors and Class I shares are designed to meet the specific and unique needs of institutional investors. Before you choose, you should weigh the impact of all potential costs over the life of your investment.

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 PM Eastern time). However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Your order will be priced at the next NAV calculated after your order is accepted by the Funds. The Funds' investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Funds' Trustees. The Funds use pricing services to determine market value.

PURCHASE OF SHARES. For Class R shares, the minimum initial investment is $1,000 (IRA minimum $250) and the minimum subsequent investment is $100. For Class I Shares, the minimum initial investment is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. An initial purchase must be accompanied by an Account Application. Shares of the Funds may be purchased each business day at NAV determined after receipt of payment and a your properly completed request, which complies with requirements set forth in the bullet points below, by the Funds or by an investment dealer who has a sales agreement with Resrv.

    - By check--(drawn on a U.S. bank) payable to Reserve Private Equity Series, 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on each check. A fee (currently $15) will be imposed if any check used for investment does not clear and the investor will be liable for any loss The Reserve Funds incurs due to the returned check.

    - By wire--Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

Purchase orders will be confirmed at the NAV calculated after receipt by the Funds or Firms (who promptly transmit orders to the Funds) of payment. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you do not specify the account number and the Fund you wish to invest in, all money will be invested in the U.S. Government Fund under the sender's name until the correct information can be determined. Only federal funds wires and checks are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified of the amount to be transmitted and the account must be credited before 4:00 PM (Eastern time). Orders received by the Funds or the firms after 4:00 PM (Eastern time) will be priced at the NAV in effect at 4:00 PM (Eastern time) on the next business day.

RESERVE PRIVATE EQUITY SERIES AUTOMATIC ASSET-BUILDER PLAN. (Class R shares only). If you have an account balance of $5,000 or more, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. (Class R only). Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees and other details is available from the Funds.

THIRD-PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a broker-dealer or financial institution may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

DISTRIBUTOR. The Funds' distributor is Resrv Partners, Inc., 1250 Broadway, New York, NY 10001-3701. The Fund has adopted a Rule 12b-1 plan, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per year of the Fund's average net assets. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


SMALL BALANCES. (Class R only). Because of the expenses of maintaining accounts with small balances, the Fund will without prior notice choose to either levy a monthly "small balance fee" (currently $5) or redeem the account and remit the proceeds on those Class R shareholder accounts (other than an IRA) with a monthly average account balance of less than $2,500 (other than an IRA account) for the past 12 consecutive months and with no activity other than distributions or dividends. The minimum balance requirement will be waived if the account balance drops below $2,500 due to market depreciation. Some brokers, financial institutions and financial intermediaries ("Firms") may establish variations of minimum balances and fee amounts, if those variations are approved by the Funds.


                              SELLING FUND SHARES

You may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. Redemptions may be effected during regular business days from 9:00 AM to 4:00 PM (Eastern time). Redemption requests received after the close of business will be effected at the next calculated NAV. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request which complies with the requirements set forth "Telephone requests" and "Written requests" below. A shareholder can receive a redemption by check or bank wire. A $2 fee will be charged on Class R redemption checks issued by the Funds of less than $100 and a $100 fee for Class I redemption checks of less than $100,000. A $10 fee will be charged for Class R wire redemptions of less than $10,000 and a $100 fee will be charged for Class I wire redemptions of less than $100,000. The Funds assume no responsibility for delays in the receipt of wired or mailed funds. When redeeming recently purchased shares, please be aware that if the Funds has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment (but not more than 15 business days).

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.


    (1) redemptions for more than $5,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or


    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption request to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

EXCHANGE PRIVILEGE. Investors can exchange all or some of their shares for shares in other Reserve equity or money-market funds. Investors can request an exchange in writing or by telephone. Be sure to read the current Prospectus for any Fund into which you are exchanging. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available).

OTHER AUTOMATIC SERVICES. (Class R only). Certain other services and restrictions for selling shares automatically are offered by the Funds.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

OTHER. The Funds also reserve the right to make a "redemption in kind" (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect a Fund's operations (for example, if it equals more than 1% of the Fund's assets). Further, each Fund reserves the right to:

    -  refuse any purchase or exchange request,

    -  change or discontinue its exchange privilege,

    -  change its minimum investment amounts,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions), and

    - charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, copies of Fund redemption checks, copies of statements and special research services.

                                TAX CONSEQUENCES

The following discussion is intended as general information only and does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Funds. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the federal, state and local tax consequences of the purchase, ownership, or disposition of Fund shares. Further, the applicable tax laws affecting the Funds and their shareholders are subject to change, which may be retroactive.

Each Fund will distribute most of its net investment income and capital gains to its shareholders each year. Dividends paid out of a Fund's net investment income (including dividends and interest) and net short-term capital gains will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net long-term capital gains earned by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has requested on the Account Application or in writing to the Fund one of the following three options:

    (1)  Distribute capital gains in cash and reinvest income dividends.

    (2)  Distribute income dividends in cash and reinvest capital gains.

    (3)  Distribute both income dividends and capital gains in cash.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by the shareholders in the year the distributions were declared.

You will receive an annual account statement documenting your dividend and capital gains distributions. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor.

As with any investment, you should consider the tax consequences of investing in a Fund. Any time you sell or exchange shares of a Fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

In certain years, you may be able to claim a credit of deduction on your income tax return for your share of foreign taxes paid by the Reserve International Equity Fund or Reserve International Small-Cap Fund.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect.

In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-U.S. alien account holders, who properly certify their non-U.S. status.

                              GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account unless both signatures are required. The Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold the Funds harmless for actions taken by either party.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone to obtain NAV of the Reserve Private Equity Series, account balances and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access current price information on the Internet through On-Line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to The Reserve Funds or the Firm from which they received this Prospectus.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. An account statement is sent to each shareholder at least quarterly. Shareholders have a duty to examine their account statements and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss.

SHAREHOLDER COMMUNICATIONS. The Fund may choose not to send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

                              FINANCIAL HIGHLIGHTS


This section provides further details about the recent financial history of the Reserve Private Equity Series--Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Growth, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund for the fiscal periods indicated. Each Fund, prior to October 1, 1997, had two classes of shares, Class A and Class D. Effective October 1, 1997, the shares of
Class D were merged into Class A. Effective September 22, 1998, the Class A shares were redesignated as Class R shares. The Trust began offering Class I shares on October 1, 1998. Further, the Reserve International Small-Cap Fund commenced operations as of August 1, 2000. "Total return" shows how much an investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These Financial Highlights have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report which is available without charge upon request by calling 800-637-1700.

                                                                                             CLASS I
                                                                                       --------------------
                                                      CLASS R                           FISCAL
                                ---------------------------------------------------      YEAR       PERIOD
                                            FISCAL YEARS ENDED MAY 31,                  ENDED       ENDED
                                ---------------------------------------------------    MAY 31,     MAY 31,
RESERVE BLUE CHIP GROWTH FUND    2000       1999       1998       1997       1996        2000      1999(A)
-----------------------------   -------    -------    -------    -------    -------    --------    --------
Net asset value, beginning of
  period......................  $ 20.84    $ 15.09    $15.46     $14.91     $12.03      $13.29      $10.00
                                -------    -------    ------     ------     ------      ------      ------
Income from investment
  operations
  Net investment loss.........     (.21)      (.23)     (.00)      (.17)      (.10)       (.05)       (.32)
  Net realized and unrealized
    gain......................     5.48       7.02      2.82       0.91       3.62        3.61        4.65
                                -------    -------    ------     ------     ------      ------      ------
Total from investment
  operations..................     5.27       6.79      2.82       0.74       3.52        3.56        4.33
Less distribution from net
  realized capital gain.......    (4.62)     (1.04)    (3.19)      (.19)      (.64)      (4.62)      (1.04)
                                -------    -------    ------     ------     ------      ------      ------
Net asset value, end of
  period......................  $ 21.49    $ 20.84    $15.09     $15.46     $14.91      $12.23      $13.29
                                =======    =======    ======     ======     ======      ======      ======
Total Return..................    23.89 %    46.62 %   19.70 %     5.12 %    30.10 %     24.66 %     32.90 %

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets end of period
  (thousands).................  $13,911    $10,570    $8,532     $5,428     $5,130      $2,104      $    2
Ratio of expenses to average
  net assets..................     1.45 %     1.53 %    1.75 %     1.75 %     1.75 %       .90 %       .88 %(b)
Ratio of net investment loss
  to average net assets.......    (1.03)%     (.96)%    (.87)%    (1.13)%     (.94)%      (.64)%     (1.12)%(b)
Portfolio turnover rate.......       94 %      144 %     113 %      109 %       72 %        94 %       144 %

                                                                                                       CLASS I
                                                                                                 --------------------
                                                               CLASS R                            FISCAL
                                        -----------------------------------------------------      YEAR       PERIOD
                                                     FISCAL YEARS ENDED MAY 31,                   ENDED       ENDED
                                        -----------------------------------------------------    MAY 31,     MAY 31,
RESERVE INFORMED INVESTORS GROWTH FUND    2000       1999       1998        1997       1996        2000      1999(A)
--------------------------------------  --------    -------    -------    --------    -------    --------    --------
Net asset value, beginning of
  period..........................      $ 12.38     $10.46     $11.48     $ 14.36     $11.99      $10.85      $10.00
                                        -------     ------     ------     -------     ------      ------      ------
Income from investment operations
  Net investment loss.............         (.07)      (.27)      (.20)       (.07)      (.33)       (.04)       (.03)
  Net realized and unrealized gain
    (loss)........................         8.62      (4.12)      2.08       (1.66)      3.87        7.66        2.81
                                        -------     ------     ------     -------     ------      ------      ------
Total from investment operations...        8.55       3.85       1.88       (1.73)      3.54        7.62        2.78
Less distribution from net realized
  capital gain....................        (4.49)     (1.93)     (2.90)      (1.15)     (1.17)      (4.49)      (1.93)
                                        -------     ------     ------     -------     ------      ------      ------
Net asset value, end of period....      $ 16.44     $12.38     $10.46     $ 11.48     $14.36      $13.98      $10.85
                                        =======     ======     ======     =======     ======      ======      ======
Total Return......................        67.08 %    42.22 %    17.88 %    (11.35)%    29.75 %     68.07 %      8.50 %

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets end of period
  (thousands).....................      $16,807     $4,123     $4,334     $ 5,477     $6,393      $1,404      $    1
Ratio of expenses to average net
  assets..........................         1.55 %     1.61 %     1.75 %      1.75 %     1.75 %      1.00 %      1.06 %(b)
Ratio of net investment loss to
  average net assets..............         (.74)%    (1.04)%     (.91)%      (.57)%    (1.57)%      (.47)%      (.59)%(b)
Portfolio turnover rate...........          629 %      551 %      410 %       255 %      132 %       629 %       551 %

                                                                                                          CLASS I
                                                                                                    --------------------
                                                             CLASS R                                 FISCAL
                                     -------------------------------------------------------          YEAR       PERIOD
                                                   FISCAL YEARS ENDED MAY 31,                        ENDED       ENDED
                                     -------------------------------------------------------        MAY 31,     MAY 31,
RESERVE INTERNATIONAL EQUITY FUND      2000        1999        1998        1997      1996(C)          2000      1999(A)
---------------------------------    --------    --------    --------    --------    -------        --------    --------
Net asset value, beginning of
  period.......................      $ 12.73     $ 13.22     $ 12.59     $ 11.26     $10.00          $11.21      $10.00
                                     -------     -------     -------     -------     ------          ------      ------
Income from investment operations
  Net investment loss..........         (.19)       (.06)       (.04)       (.07)      (.05)           (.04)       (.48)
  Net realized and unrealized
    gain (loss)................         7.87        (.43)        .67        1.40       1.31            6.65        1.69
                                     -------     -------     -------     -------     ------          ------      ------
Total from investment
  operations...................         7.68        (.49)        .63        1.33       1.26            6.61        1.21
                                     -------     -------     -------     -------     ------          ------      ------
Net asset value, end of period...    $ 20.41     $ 12.73     $ 13.22     $ 12.59     $11.26          $17.82      $11.21
                                     =======     =======     =======     =======     ======          ======      ======
Total Return...................        60.33 %     (3.78)%      5.00 %     11.81 %    12.60 %         58.97 %     12.00 %

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets end of period
  (thousands)..................      $13,781     $12,310     $12,699     $12,099     $3,578          $  529      $    1
Ratio of expenses to average net
  assets before waiver.........         1.80 %      1.87 %      2.00 %      2.00 %     2.00 %(b)       1.25 %      1.29 %(b)
Ratio of net investment loss to
  average net assets...........        (0.86)%      (.50)%      (.39)%      (.82)%     (.92)%(b)       (.58)%     (5.43)%(b)
Portfolio turnover rate........           86 %       174 %       114 %        52 %       70 %            86 %       174 %

                                                                                                  CLASS I
                                                                                            --------------------
                                                      CLASS R                                FISCAL
                                ----------------------------------------------------          YEAR       PERIOD
                                             FISCAL YEARS ENDED MAY 31,                      ENDED       ENDED
                                ----------------------------------------------------        MAY 31,     MAY 31,
RESERVE LARGE-CAP GROWTH FUND     2000       1999       1998       1997      1996(D)          2000      1999(A)
-----------------------------   --------    -------    -------    -------    -------        --------    --------
Net asset value, beginning of
  period......................  $ 21.38     $18.16     $14.61     $10.95     $10.00         $ 12.06     $ 10.00
                                -------     ------     ------     ------     ------         -------     -------
Income from investment
  operations
  Net investment income
    (loss)....................      .04         --       (.03)      (.03)      (.01)            .11        (.01)
  Net realized and unrealized
    gain......................    (2.14)      3.76       3.89       3.69        .96           (1.15)       2.61
                                -------     ------     ------     ------     ------         -------     -------
Total from investment
  operations..................    (2.10)      3.76       3.86       3.66        .95           (1.04)       2.60
Less distributions from net
  realized capital gain.......    (1.96)      (.54)      (.31)        --         --           (1.96)       (.54)
                                -------     ------     ------     ------     ------         -------     -------
Net asset value, end of
  period......................  $ 17.32     $21.38     $18.16     $14.61     $10.95         $  9.06     $ 12.06
                                =======     ======     ======     ======     ======         =======     =======
Total Return with management
  contribution................   (10.95)%    21.13 %    26.71 %    33.42 %     9.50 %        (10.61)%     20.60 %
Total Return without
  management contribution.....   (11.10)%                                                    (10.71)%

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets end of period
  (thousands).................  $ 5,084     $8,118     $6,786     $3,054     $1,231         $   897     $12,042
Ratio of expenses to average
  net assets..................     1.45 %     1.51 %     1.75 %     1.75 %     1.75 %(b)        .90 %       .87 %(b)
Ratio of net investment income
  (loss) to average net
  assets......................      .17 %     (.22)%     (.36)%     (.32)%     (.32)%(b)        .11 %      (.38)%(b)
Portfolio turnover rate.......       70 %       69 %       25 %       18 %        0 %            70 %        69 %

                                                                                               CLASS I
                                                                                         --------------------
                                                       CLASS R                            FISCAL
                                -----------------------------------------------------      YEAR       PERIOD
                                             FISCAL YEARS ENDED MAY 31,                   ENDED       ENDED
                                -----------------------------------------------------    MAY 31,     MAY 31,
RESERVE SMALL-CAP GROWTH FUND     2000       1999       1998        1997       1996        2000      1999(A)
-----------------------------   --------    -------    -------    --------    -------    --------    --------
Net asset value, beginning of
  period......................  $ 23.61     $16.66     $15.52     $ 19.56     $12.21     $ 15.05      $10.00
                                -------     ------     ------     -------     ------     -------      ------
Income from investment
  operations
  Net investment loss.........     (.30)      (.51)      (.39)       (.28)      (.17)       (.11)       (.08)
  Net realized and unrealized
    gain (loss)...............    24.81       7.46       1.53       (3.76)      8.05       15.78        5.13
                                -------     ------     ------     -------     ------     -------      ------
Total from investment
  operations..................    24.51       6.95       1.14       (4.04)      7.88       15.67        5.05
Less distribution from net
  realized capital gain.......    (2.23)        --         --          --       (.53)      (2.23)         --
                                -------     ------     ------     -------     ------     -------      ------
Net asset value, end of
  period......................  $ 45.89     $23.61     $16.66     $ 15.52     $19.56     $ 28.49      $15.05
                                =======     ======     ======     =======     ======     =======      ======
Total Return..................   105.00 %    41.72 %     7.35 %    (20.65)%    65.55 %    106.02 %     50.50 %
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets end of period
  (thousands).................  $29,545     $6,258     $5,541     $ 5,789     $6,657     $ 3,545      $    2
Ratio of expenses to average
  net assets..................     1.55 %     1.61 %     1.75 %      1.75 %     1.75 %      1.00 %      1.00 %(b)
Ratio of net investment loss
  to average net assets.......    (1.19)%    (1.44)%    (1.64)%     (1.69)%    (1.70)%      (.77)%      (.89)%(b)
Portfolio turnover rate.......       38 %       26 %       46 %        28 %       38 %        38 %        26 %


                                  CLASS R     CLASS I
                                  --------    --------
                                   FISCAL      FISCAL
                                    YEAR        YEAR
                                   ENDED       ENDED
                                  MAY 31,     MAY 31,
RESERVE STRATEGIC GROWTH FUND     2000(E)     2000(E)
-----------------------------     --------    --------
Net asset value, beginning of
  period......................    $ 10.00     $ 10.00
                                  -------     -------
Income from investment
  operations
  Net investment loss.........       (.06)       (.02)
  Net realized and unrealized
    gain......................       1.65        1.66
                                  -------     -------
Total from investment
  operations..................       1.59        1.64
                                  -------     -------
Net asset value, end of
  period......................    $ 11.59     $ 11.64
                                  =======     =======
Total Return..................      15.90 %     16.40 %
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets end of period
  (thousands).................    $ 1,663     $ 8,473
Ratio of expenses to average
  net assets..................       1.45 %      0.90 %
Ratio of net investment loss
  to average net assets.......       (.63)%      (.44)%
Portfolio turnover rate.......          2 %         2 %


-------------

(a)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c)  From July 13, 1995 (Commencement of Operations) to May 31, 1996.
(d)  From January 2, 1996 (Commencement of Operations) to May 31, 1996.
(e)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.

                                    GLOSSARY

The following terms might be helpful in understanding certain concepts in making an investment decision about the Funds listed in this Prospectus:

EQUITY SECURITIES (sometimes referred to as "equities") are ownership interests possessed by the holders and include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

AMERICAN DEPOSITORY RECEIPT ("ADR") is a receipt for the shares of a foreign corporation held in the vault of a U.S. bank which entitles the holder to all dividends and capital gains. What this means is Americans can buy shares of a foreign corporation normally traded in an overseas market in the U.S.

DEBT SECURITIES are securities representing money borrowed that must be repaid having a fixed amount, a specific maturity or maturities, and usually a specific rate of interest or an original purchase price. These include such things as: bonds, debentures, notes, bills, repurchase agreements, loans, other direct debt instruments and other fixed, floating and variable rate debt obligations.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks which includes floating rate and variable rate instruments.

CONVERTIBLE SECURITIES are fixed-income securities that are convertible into common stock.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities.

FOREIGN GOVERNMENT SECURITIES are securities issued or guaranteed by governments, quasi-governmental entities, governmental agencies or other governmental entities, other than the U.S. government.

QUALIFYING BANK DEPOSITS are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which may or may not be members of the Federal Deposit Insurance Corporation.

1940 ACT is the Investment Company Act of 1940 which sets the standards that all mutual funds must follow.

                                                PROSPECTUS  SEPTEMBER 29, 2000
                                                          [GRAPHIC]

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus.
Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference
Room in Washington, DC (800-SEC-0330) or by elec-tronic mail request sent to publicinfo@sec.gov or, by sending your request and duplicating fee to the SEC's
Public Reference Section, Washington, DC 20549-6009.
                                                         THE RESERVE
                                                           PRIVATE

                                                           EQUITY
                                                           SERIES
INVESTORS ARE ADVISED TO READ AND RETAIN THIS
        PROSPECTUS FOR FUTURE REFERENCE.



                      [LOGO]

1250 Broadway, New York, NY 10001-3701
212-401-5500

GENERAL INFORMATION AND 24-HOUR PRICE AND PERFORMANCE INFORMATION
800-637-1700 -- www.reservefunds.com



Distributor - Resrv Partners, Inc.
RPES - 09/00

SEC File Number
Reserve Private Equity Series
811-7734

                                                 [LOGO]

                          RESERVE PRIVATE EQUITY SERIES
                    1250 BROADWAY, NEW YORK, N.Y. 10001-3701
                          212-401-5500 OR 800-637-1700

                      24-HOUR YIELD AND BALANCE INFORMATION
                 NATIONWIDE 800-637-1700 - WWW.RESERVEFUNDS.COM

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information ("SAI") describes the Reserve Private Equity Series ("Trust" or "RPES"). The Trust was organized as a Delaware business trust under the laws of the State of Delaware on April 22, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple classes of shares and series. At the date of the Prospectus and SAI, the Trust consists of seven (7) Funds: Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each a "Fund" and collectively, the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. Class R shares are designed for purchase by retail investors and Class I shares are designed to meet the specific and unique needs of institutional investors. Each Fund is a separate investment portfolio or series and is classified as a non-diversified series of the Trust. This SAI is not a Prospectus, but provides detailed information to supplement the Prospectus, dated September 29, 2000 and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the Trust at the address or telephone number shown above. The Securities and Exchange Commission ("SEC") maintains a web site (http://www.sec.gov) that contains the SAI, Prospectus, material incorporated by reference, and other information regarding the Funds electronically filed with the SEC. This SAI is dated September 29, 2000.

                             TABLE OF CONTENTS                     PAGE

                Description of the Funds                             2
                Investment Objectives, Strategies and Risks....      2
                Management of the Trust........................      9
                Investment Management Distribution and
                 Custodian Agreements..........................     14
                Information About the Trust....................     17
                How to Buy and Sell Shares.....................     17
                Dividends, Distributions and Taxes.............     21
                Performance Information........................     24
                General Information............................     25
                Financial Statements...........................     25



                            -----------------------
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.
                            -----------------------

                            DESCRIPTION OF THE FUNDS

       Each Fund in seeking to achieve its respective investment objective will employ certain investment strategies that, while consistent with each Fund's investment program, may subject the Fund to certain risks. The investment objectives of the Funds are not fundamental and may be changed by the Board of Trustees ("Trustees") without the approval of shareholders, except where noted below.

       Investment in the Funds is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

       Investment management companies can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2) of the 1940 Act. The Funds are non-diversified mutual funds. As a non-diversified mutual fund, each Fund is permitted to have all its assets invested in a limited number of issuers (subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company for federal income tax purposes). Market conditions, interest rates, economic or regulatory developments could significantly affect a single industry, a group or related industries or a specific issuer more adversely than other securities in the market as a whole. As a result, the appreciation and depreciation of a single security may have greater impact on the value of a fund's portfolio and, therefore, investment in a non-diversified fund could entail greater risks because you can expect a non-diversified fund to fluctuate more than a diversified fund.

       Reserve Management Co., Inc. ("RMCI") serves as the Funds' Investment Adviser. Resrv Partners, Inc. ("RESRV"), which is a wholly owned subsidiary of RMCI, is the distributor of the Funds' shares. RESRV is located at 1250 Broadway, New York, NY 10001-3701.

       The following information supplements and should be read in conjunction with the Prospectus.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

FUNDAMENTAL POLICIES. Each Fund has adopted as fundamental policies the following limitations on its investment activities. These fundamental policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund, as defined in the Investment Company Act of 1940 ("1940 Act"). A majority of the outstanding shares of a Fund means the vote of the lesser of
(i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Each Fund may not:

(1) borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount not to exceed 33 1/3% of the market value of its assets;

(2) issue senior securities as defined in the 1940 Act except that each Fund may borrow money in accordance with limitation (1);

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest 25% or more of the value of its total assets in the securities of issuers in any particular industry;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts except each Fund may purchase readily marketable securities of companies holding real estate or interests therein and interest rate futures contracts, stock index futures contracts, and put and call options on interest rate futures contracts; and

(6) purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, each Fund may make margin deposits in connection with options and financial futures transactions.

       Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund. As a matter of operating policy with respect to investing for control of portfolio companies, each Fund may not invest for the purpose of exercising control. While the Funds have no current intention of investing in companies for the purposes of obtaining or exercising control, the Funds may do so upon the approval of the Board of Trustees.

       Each Fund has reserved the right to purchase and write interest rate futures contracts and put and call options on interest rate futures contracts. The Funds do not intend to use these techniques for the foreseeable future and shareholders will be given notice should any Fund determine that they will be used.

FUND STRATEGIES. The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the respective Sub-Adviser may employ, and a summary of related risks. The Funds may not buy all of these instruments or use all of these techniques; they will be utilized, if in the respective Sub-Adviser's opinion they believe that the utilization will help the Fund achieve its investment objective.

CASH EQUIVALENTS. The Funds may invest in cash equivalents, which are short-term obligations issued or whose interest and principal are guaranteed by the U.S. government, or any instrumentalities (including repurchase agreements collateralized by such securities) and deposit-type obligations of domestic and foreign banks or their equivalent, and money-market funds. Instruments which are not rated may also be purchased by a Fund provided the Sub-Adviser, under the supervision of the Adviser and the Trustees, determines them to be of comparable quality to those instruments in which the Fund may invest.

SECURITIES OF U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES. Each Fund may invest in both adjustable rate and fixed rate securities issued, guaranteed, or collateralized by agencies or instrumentalities of the U.S. government, including, but not limited to, Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) securities. Obligations of GNMA, the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the U.S. government. In the case of securities not backed by the full faith and credit of the U.S. government, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Such securities include obligations issued by the Student Loan Marketing Association
(SLMA), FNMA and FHLMC, each of which may borrow from the U.S. Treasury to meet its obligations, although the U.S. Treasury is under no obligation to lend to such entities. GNMA, FNMA and FHLMC may also issue collateralized mortgage obligations.

       Each Fund may also invest in component parts of these securities or instruments collateralized thereby, namely either the principal of such obligations (principal only or "PO" class) or one of the interest payments scheduled to be paid on such obligations (interest only or "IO" class). These obligations may take the form of (i) obligations from which the interest coupons have been stripped; (ii) the interest coupons that are stripped; (iii) book entries at a Federal Reserve member bank representing ownership of obligation components; or (iv) receipts evidencing the component parts (principal or interest) of U.S. government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. government obligations purchased by a third party (typically an investment-banking firm) and held on its behalf by a major commercial bank or trust company pursuant to a custody agreement. A "stripped security" issued by an investment-banking firm or other private organization is not considered to be a U.S. government security.

DEPOSITORY RECEIPTS. The Reserve Blue Chip Growth, International Equity, International Small-Cap, Large-Cap Growth and Strategic Growth Funds may make investments through the purchase and sale of American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and other types of depository receipts (collectively, "DRs"). ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or U.S. company. Generally, depository receipts in registered form are designed for use in the U.S. securities markets, and depository receipts in bearer form are designed for use in foreign securities markets. Investments of the Funds in ADRs are deemed to be investments in securities issued by U.S. issuers and those in GDRs and other types of depository receipts are deemed to be investments in the underlying foreign securities. With respect to the Reserve International Equity and International Small-Cap Funds, the Funds may also invest in securities of supranational entities such as the World Bank or the European Investment Bank.

       The Funds may purchase DRs whether they are "sponsored" or "unsponsored." "Sponsored" DRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" DRs are issued without participation of the issuer of the deposited security. Generally, holders of unsponsored DRs bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer or pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored DR.

       It should be further noted that DRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders. The Funds may invest in DRs that may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

REPURCHASE AGREEMENTS. When the Funds enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuation during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. Although the Fund will limit repurchase agreements to those securities dealers who are deemed credit worthy pursuant to guidelines adopted by the Board of Trustees and Sub-Advisers will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest, a bankruptcy or default of a counter party may occur. In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Funds may suffer time delays and incur costs or possible losses in connections with the disposition of collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Funds would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Funds to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

CONVERTIBLE SECURITIES. The Reserve International Equity and International Small-Cap Funds may invest in convertible securities. Foreign convertible securities, which may be held by the Funds, are not rated. Convertible securities have speculative characteristics and share some of the same characteristics of lower-rated securities. For example, sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than would be the case of higher-rated securities. Convertibles are generally debt securities or preferred stocks that may be converted into common stocks. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they enable investors to benefit from increases in the market price of the underlying common stock.

RIGHTS AND WARRANTS. The Reserve International Equity and International Small-Cap Funds may invest in rights or warrants only if the underlying equity securities themselves are deemed appropriate by the Sub-Adviser for inclusion in the respective Fund's portfolio. A warrant gives the Funds the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or "exercise") price, and the date the warrant expires. The Funds have no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund exercises or sells it before it expires; however, some warrants are traded on national exchanges. If the price of the underlying stock does not rise above the exercise price before the warrant expires (or is sold), the warrant generally expires without any value and the Funds lose any amount it paid for the warrant. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although it may decline because of the passage of time or due to a change in the perception as to the potential of the underlying security. Further, a warrant may become worthless if the value of the underlying market price of the underlying security falls below the exercise price set forth in the warrant on the expiration date.

SECURITIES OF FOREIGN COMPANIES. The Reserve International Equity, International Small-Cap and Strategic Growth Funds may invest in foreign securities which may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign companies compared to reports and ratings that are published about companies in the U.S.

       It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock and bond markets are generally not as developed or efficient as those in the U.S. While growing in volume, the markets usually have substantially less volume than the U.S. markets and the securities are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities are generally higher than commissions on U.S. markets, nevertheless the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. In addition, there is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

       With respect to certain foreign countries, there is the possibility of adverse changes in investments or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

       The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Shareholders otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for their proportionate share of such foreign taxes paid by the Fund.

FOREIGN CURRENCY TRANSACTIONS. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S.-dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S.-dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself from possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S.-dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Funds may also hedge its foreign currency exchange rate risk by engaging in foreign-currency financial futures and options transactions.

       When a Fund's Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S.-dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S.- dollar amount where the Fund's Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S.-dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

       It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign-currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

       The Funds will not enter into forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets (a) denominated in that currency or (b) in the case of a "cross-hedge," denominated in a currency or currencies that the Fund's Sub-Adviser believes will have price movements that tend to correlate closely with that currency. The Funds' custodian bank segregates cash or liquid high-grade debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign-currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts. There is no limitation as to the percentage of the Fund's assets that may be committed to such foreign-currency exchange contracts. The Fund generally will not enter into a forward contract with a term longer than one year.

OPTIONS TRANSACTIONS. An exchange-traded option position may be closed out only on a national securities exchange ("Exchange") which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option at any particular time, and for some exchange-traded options, no secondary market on an Exchange may exist. In that event, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise its exchange-traded options in order to realize any profit and may incur transaction costs as a result. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able sell the underlying security until the option expires or it delivers the underlying security upon exercise.

       Reasons for the absence of a liquid secondary market on an Exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an Exchange; (c) trading halts, suspension or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an Exchange; (e) inadequacy of the facilities of an Exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(f) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on the Exchange (or in the class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

       In the event of the bankruptcy of a broker through which a Fund engages in options transactions, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an over-the-counter option with a recognized U.S. securities dealer ("OTC option") purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Adviser and/or Sub-Adviser.

       The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the market for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

PUT AND CALL OPTIONS ON SPECIFIC SECURITIES. Each Fund may write and sell covered put option contracts to the extent of 25% of the value of their total assets at the time such option contracts are written. However, the Reserve Small-Cap Growth Fund and Reserve Informed Investors Growth Fund may invest only up to 5% of the value of their total assets, represented by the premium paid, in the purchase of put and call options on specific securities. Such options may be traded on national securities exchanges or over-the-counter.

       There is no limitation on the amount of call options each Fund may write. A call option gives the purchaser of the option, in exchange for the premium paid, the right to buy the security subject to the option at the exercise price at any time prior to expiration. The writer of a call option, in return for the premium, has the obligation, upon the exercise of the option, to deliver, depending upon the terms of the contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. A put option gives the purchaser, in return for a premium, the right to sell the security at the exercise price at any time prior to the expiration of the option. The writer of a put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the underlying security at the exercise price. If a call written by the Funds is exercised, the Funds forgo any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium paid. In writing puts, there is a risk that the Funds may be required to take delivery of the underlying security or other asset at a disadvantageous price. Also, an option purchased by the Funds may expire worthless, in which case the Funds would lose the premium they paid.

       OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of insolvency of the dealer or otherwise, in which event the Funds may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

       The Funds will only write covered options. An option is covered so long as a Fund which is obligated under the option owns an offsetting position in the underlying security or maintains cash, U.S. government securities or other liquid high-grade debt obligations with a market value sufficient to cover its obligations in a segregated account with its custodian bank.

LENDING OF SECURITIES. Each Fund may, to increase its income, lend its securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Requirements") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Requirements, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government or its agencies or instrumentalities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. Each Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more negotiated loan fees, interest on securities used as collateral or interest on short term debt securities purchased with such collateral, either, of which type of interest may be shared with the borrower. Each Fund may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three
(3) business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted. In connection with a loan of securities, a Fund may pay reasonable finders', custodian and administrative fees. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of insolvency of the borrower.

ILLIQUID SECURITIES. Each Fund may hold up to 15% of its net assets in securities for which a liquid trading market does not exist and, therefore, may not be able to readily sell such securities. This includes securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resales, repurchase agreements providing for maturity in more than seven (7) days, and certain asset-backed and mortgage-backed securities. The Fund will treat U.S. government POs and IOs as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market are not considered illiquid for purposes of this limitation if they meet guidelines established by the Trustees.

       Purchased over-the-counter ("OTC") options and the assets used as cover for written OTC options will be treated as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid. However, the Fund may treat a certain portion of the securities it uses as cover for written OTC options as liquid provided it follows a specified procedure. The Fund may sell OTC options only to qualified dealers who agree that the Fund may repurchase any options it writes for a maximum price to be calculated by a predetermined formula. In such cases, OTC options would be considered liquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Sub-Advisers will monitor the liquidity of such restricted securities under the supervision of the Adviser and Trustees.

       Generally, mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities. The Funds might be unable to dispose of such illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven (7) days.

       Many of the foreign countries in which the Reserve International Equity and International Small-Cap Funds invests do not have a Securities Act similar to the U.S. requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resale of securities.

RULE 144A SECURITIES. Each Fund may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the 1933 Act. The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of security purchased under Rule 144A: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Although having delegated the day-to-day functions, the Trustees will continue to monitor and periodically review the Adviser/Sub-Adviser's selection of Rule 144A securities, as well as the Adviser's determination as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

BORROWING. Each Fund has the authority to borrow money for extraordinary or emergency purposes but not in an amount exceeding 33 1/3 % of the market value of its assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

RISKS OF INVESTING IN THE FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the securities industry as a whole, there are risks specific to the types of securities held that have been outlined in the Prospectus and discussed above

       As non-diversified funds, each Fund is permitted to invest all of its assets in a limited number of issuers. However, each Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), in order to qualify as a regulated investment company for federal income tax purposes. To qualify, each Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets is represented by cash, cash items, securities issued by the U.S. government or its agencies or instrumentalities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than the U.S. government or its agencies or instrumentalities or regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. In the event of a decline in the market value of the securities of one or more such issuers exceeding 5%, an investment in a Fund could entail greater risk than in a fund which has a policy of diversification.

TEMPORARY DEFENSIVE POSITION. The Funds will at all times as is practicable be invested in accordance with their respective investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

       In response to market, economic, political or other conditions, RMCI may temporarily use a different investment strategy for defensive purposes. If RMCI does so, different factors could affect a Fund's performance. In such circumstances, a Fund may increase its position in debt securities, which may include U.S. government securities, qualifying bank deposits, money-market instruments and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities may also include short-term U.S. government securities and U.S. dollar- or foreign currency-denominated short-term indebtedness, cash equivalents and fixed-income securities issued or guaranteed by governmental entities, or by companies or supranational organizations (e.g., International Bank for Reconstruction and Development and the European Community) rated AA or better by Standard & Poor's Corporation ("S&P"), or Aa or better by Moody's Investor Service, Inc. ("Moody's"); or if not so rated, of equivalent investment quality as determined by the Adviser. Apart from periods of defensive investment, each Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in U.S. dollar-denominated money-market funds.

PORTFOLIO TURNOVER, TRANSACTION CHARGES AND BROKERAGE ALLOCATION. The annual portfolio turnover rate of each Fund is not expected to exceed 100% under normal market conditions except for the Reserve Informed Investors Growth Fund, which is expected to approximate 100% under normal market conditions, but is not expected to exceed 300%. Turnover rate is the lesser of purchases or sales of portfolio securities for a year (excluding all securities with maturities of one year or less) divided by the monthly average of the market value of such securities.

       Subject to the overall supervision of the officers of the Trust, its Trustees, and the Adviser, each Sub-Adviser places all orders for the purchase and sale of their respective Fund's investment securities. In general, in the purchase and sale of investment securities, each Sub-Adviser will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining best price and execution, each Sub-Adviser may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Fund's Sub-Adviser, and any statistical, research, or other services provided by the dealer. To the extent such non-price factors are taken into account, the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined in good faith by the Fund's Sub-Adviser. Brokers or dealers who execute investment securities transactions for a Fund may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. Subject to procedures adopted by, and the supervision of, the Trustees, each Sub-Adviser is authorized to place portfolio transactions with brokers or dealers affiliated with it provided the commission or fee charged is comparable to that charged by non-affiliated brokers or dealers on comparable transactions involving similar securities being purchased or sold during a comparable period of time on a securities exchange. Any such transactions will be in accordance with Rule 17e-1 under the 1940 Act.

       When transactions are made in the over-the-counter market, each Fund deals with the primary market makers unless more favorable prices are otherwise obtainable.

       For the fiscal years ended May 31, 1998, 1999 and 2000, the Trust paid $242,827, $245,105, and $212,730 respectively, in brokerage commissions with respect to portfolio transactions aggregating $183,924,454, $142,090,222, and $156,964,611, respectively (100% of the amount paid in brokerage commission was to brokers or dealers providing research and investment services).

                             MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds.

       Trustees and executive officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

*++BRUCE R. BENT, 63, Chairman/Chief Executive Officer and Trustee, 1250 Broadway, New York, NY 10001-3701.
   Mr. Bent is Chairman/Chief Executive Officer and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET"), Reserve New York Tax-Exempt Trust ("RNYTET") and

Reserve Private Equity Series ("RPES"); Director and Chairman/Chief Executive Officer of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation ("RMC"); and Chairman and Director of Resrv Partners, Inc. ("RESRV").

    Mr. Bent co-founded The Reserve Funds in 1970 and has been an executive officer since then.

*++BRUCE R. BENT II, 34, President, Assistant Treasurer and Trustee, 1250 Broadway, New York, NY 10001-3701.
    Mr. Bent II joined The Reserve Funds in 1992 and is President and Assistant Secretary and Trustee of RF, RIT, RTET, RNYTET and RPES. Mr. Bent II is also President, Secretary and Assistant Treasurer of RMCI; Senior Vice President, Secretary and Assistant Treasurer of RMC; and, Secretary and Director of RESRV.

+EDWIN EHLERT, JR., 69, Trustee, 125 Elm Street, Westfield, NJ 07091.
    Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency) and Ehlert Travel Associates of Florida, Inc. (travel agency). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+HENRI W. EMMET, 74, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.
    Mr. Emmet retired as the Managing Director of Servus Associates, Inc. in 1994 and U.S.A. Representative of the First National Bank of Southern Africa in 1996. In 1999, Mr. Emmet retired as a principal of Global Interaction, which provides consulting services to international banking interests. He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+PATRICK J. FOYE, 43, Trustee, c/o AIMCO, 2000 S. Colorado Blvd., Tower Two, Suite 2-1000, Denver, CO 80222.
    From 1995 to present, Mr. Foye has been the Deputy Chairman of Long Island Power Authority. In addition, Mr. Foye is Executive Vice President of Apartment Investment and Management Company ("AIMCO"), a real estate investment trust and the nation's largest owner and manager of multi-family apartment properties. He was a partner from 1989 through 1998 in the law firm of Skadden, Arps, Slate, Meagher & Folm LLP, as well as a managing partner in the firm's offices in Moscow, Budapest, and Brussels from 1992 through 1994. Mr. Foye is a member of Governor Pataki's New York State Privatization Research Council. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+DONALD J. HARRINGTON, C.M., 55, Trustee, St. John's University, Grand Central & Utopia Parkways, Jamaica, NY 11439.
    Reverend Harrington is President of St. John's University, NY, and a Director of the Bear Stearns Companies, Inc. (financial institution) since 1993. He is currently a Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM J. MONTGORIS, 53, Trustee, 286 Gregory Road, Franklin Lakes, NJ 07417.
    Mr. Montgoris is formerly Chief Operating Officer of the Bear Stearns Companies, Inc. (1979-1999). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

+WILLIAM E. VIKLUND, 60, Trustee, 110 Grist Mill Lane, Plandome Manor, NY 11030-1110.
    Mr. Viklund is formerly President and COO of Long Island Bankcorp and President and CEO of Long Island Savings Bank (1980-1996). He is currently Trustee of RF, RIT, RTET, RNYTET and RPES.

*ARTHUR T. BENT III, 32, Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary, 1250 Broadway, New York, NY 10001-3701.
    Mr. Bent III joined The Reserve Funds in 1997 and is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RF, RIT, RTET, RNYTET and RPES. Mr. Bent III is also Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of RMCI; President, Treasurer and Assistant Secretary of RMC; and, Treasurer and Director of Resrv Partners, Inc. ("RESRV"). Before joining Reserve, he was a private investor.

MARY KATHLEEN FOYNES GAZA, 30, Director of Compliance and Legal Affairs (Counsel) and Secretary, 1250 Broadway, New York, NY 10001-3701.
    Ms. Gaza is Director of Compliance and Legal Affairs (Counsel) and Secretary of RF, RIT, RNYTET, RTET and RPES, as well as Director of Compliance and Legal Affairs for RMCI and RMC and Counsel to RESRV. Before joining The Reserve Funds in 1998, Ms. Gaza was a staff attorney at PaineWebber, Inc. (1997-1998). Prior to that, Ms. Gaza worked for the U.S. House of Representatives as a District Manager for a Member of Congress (1995-1997).

AGNES MULLADY, 42, Controller, 1250 Broadway, New York, NY 10001-3701.
    Ms. Mullady is Controller of RF, RIT, RNYTET, RTET, RPES, as well as Controller and Director of RMC, RMCI and RESRV. Before joining The Reserve Funds in 2000, Ms. Mullady from 1993-1999 was Vice President and Treasurer, Northstar Funds; Senior Vice President and Chief Financial Officer, Northstar Investment Management Corp.; President and Treasurer, Northstar Administrators Corp.; and, Vice President and Treasurer, Northstar Distributors, Inc.

------------
*Mr. Bent is the father of Mr. Bent II and Mr. Bent III.

+ Messrs. Ehlert, Emmet, Foye, Harrington, Montgoris, and Viklund are members of a Review Committee, which performs the functions of an Audit Committee and reviews compliance procedures and practices. The Review/Audit Committee members receive an annual committee fee of $2,000.

++ Interested Trustee within the meaning of the 1940 Act. As of June 1, 2000, the members of the Board of Trustees who are not "Interested Trustees" will be paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

    Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

    As of September 1, 2000, the records of the Trust do not reflect that the Trustees and officers owned more than 1% of the outstanding shares of beneficially interest of each of the Funds. The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE
                       FOR FISCAL YEAR ENDED MAY 31, 2000

                                                     AGGREGATE             TOTAL COMPENSATION
                                                   COMPENSATION        FROM TRUST AND TRUST COMPLEX
  NAME OF TRUSTEE, POSITION                         FROM TRUST    (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE
  -------------------------                         ----------    -------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee             $ 0                     $   0
  Bruce R. Bent II, President and Trustee               0                         0
  Edwin Ehlert, Jr., Trustee                          375                    30,500
  Patrick J. Foye, Trustee                             38                     3,068
  Henri W. Emmet, Trustee                             375                    30,500
  Rev. Donald J. Harrington, Trustee                  332                    27,000
  William J. Montgoris, Trustee                       316                    25,667
  William E. Viklund, Trustee                         375                    30,500

    None of the executive officers of the Trust had allocated cash remuneration in excess of $60,000 during the last fiscal year ending May 31, 2000 for services rendered to the Funds.

    The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

    CODE OF ETHICS. The Trust, its Adviser, its Sub-Advisers, and RESRV have adopted Code of Ethics, respectively, conforming to the requirements of Rule 17j-1 under the Investment Company Act of 1940. The purpose of the Codes is to establish guidelines and procedures to identify and prevent persons who may have knowledge of Reserve's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, each have developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. An "access person" may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established.

    As of September 1, 2000, the following persons were known by the Trusts to own of record or beneficially 5% or more of the outstanding shares of a Fund:

                           RESERVE BLUE CHIP GROWTH FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            Bear Stearns Securities Corp.         R         9.8%
            FBO 105-00196-19
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Bear Stearns Securities Corp.         R         6.8%
            FBO 105-03296-20
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Bear Stearns Securities Corp.         R         5.8%
            FBO 105-00197-18
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Charles Schwab & Co. Inc.             R         5.9%
            Special Custody Account
            FBO Customer
            101 Montgomery St.
            San Francisco, CA  94104

            Reserve Management Corp.              I         9.0%
            Defined Benefit Pension Plan
            1250 Broadway
            New York, NY  10001-3701


                     RESERVE INFORMED INVESTORS GROWTH FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            Charles Schwab & Co., Inc.            R         24.9%
            Special Custody Account
            F/B/O Customer
            101 Montgomery Street
            San Francisco, CA  94104

            Reserve Management Corp.              I          7.2%
            Defined Benefit Pension Plan
            1250 Broadway
            New York, NY 10001-3701


                        RESERVE INTERNATIONAL EQUITY FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            Washington Trust Bank TTEE              R      23.5%
            FBO Washington Power
            P.O. Box 2127
            Spokane, WA 99210-2127


                                       12


            Wabanc & Co.                            R      15.0%
            C/O Washington Trust Co.
            P.O. Box 2127 Trust Ops
            Spokane, WA 99210-2121

            Charles Schwab & Co. Inc.               R       9.8%
            Special Custody Account
            F/B/O Customer
            101 Montgomery St.
            San Francisco, CA 94104

            Keytrust Company As Custodian           I      24.5%
            96 Menands Road
            Albany, NY  11204


                      RESERVE INTERNATIONAL SMALL-CAP FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            Bear Stearns Securities Corp.         R        23%
            FBO 105-03296-20
            1 Metrotech Center North
            Brooklyn, NY  11201-3859

            Bear Stearns Securities Corp.         R        23%
            FBO 105-00195-10
            1 Metrotech Center North
            Brooklyn, NY  11201-3859

            Reserve Management Co., Inc           I        23%
            1250 Broadway
            New York, NY 10001-3701

            Reserve Management Corp.              I        23%
            1250 Broadway
            New York, NY  10001-3701


                          RESERVE LARGE-CAP GROWTH FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            Bear Stearns Securities Corp.         R         13.5%
            FBO 105-00196-19
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Bear Stearns Securities Corp.         R         10%
            FBO 105-00195-10
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Bear Stearns Securities Corp.         R          6.7%
            FBO 105-00197-18
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Reserve Management Corp.              I          7%
            Defined Benefit Pension Plan
            1250 Broadway
            New York, NY   10001-3701

            Reserve Management Co. Inc            I          6.5%
            1250 Broadway
            New York, NY  10001-3701

            Reserve Management Corp.              I          5.4%
            Attn: Account 012404592-00
            1250 Broadway
            New York, NY  10001


                                       13




                             RESERVE SMALL-CAP GROWTH FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            National Investor Services Corp.      R          6.2%
            For the Exclusive Benefit of our
            Customers
            55 Water Street
            New York, NY  10041-3299

            Charles Schwab & Co. Inc.             R         26%
            Special Custody Acct.
            F/B/O Customer
            101 Montgomery St.
            San Francisco, CA  94101

            Charles Schwab & Co., Inc.            I         12%
            Special Custody Account
            F/B/O Customer
            101 Montgomery St.
            San Francisco, CA  94101


                         RESERVE STRATEGIC GROWTH FUND

            NAME AND ADDRESS                   TITLE    PERCENTAGE
            OF BENEFICIAL OWNER               OF CLASS  OF SHARES
            --------------------------------- --------  -----------
            Bear Stearns Securities Corp.         R          5.1%
            FBO 105-00196-19
            1 Metrotech Center North
            Brooklyn, NY 11201-3859

            Charles Schwab & Co., Inc.            I         75%
            Special Custody Account
            F/B/O Customer
            101 Montgomery Street
            San Francisco, CA 94104


          INVESTMENT MANAGEMENT, DISTRIBUTION AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI" or "Adviser") 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the Trust and provides it with investment advice. Under an Investment Management Agreement, the Adviser manages each Fund, is responsible for the day-to-day oversight of the Trust's operations and otherwise administers the affairs of the Trust as it deems advisable subject to the overall control and direction of the Trustees and the investment policies and limitations of the Trust described in the Prospectus and SAI.

    Pursuant to the Investment Management Agreements, the Funds pay RMCI a comprehensive management fee. For its services, RMCI receives a comprehensive management fee per year of the average daily net assets of each Fund at the following rates:

                                                   COMPREHENSIVE MANAGEMENT FEE

                                                    CLASS R          CLASS I
                                                    --------         -------
           Reserve Blue Chip Growth                  1.20%            0.90%
           Reserve Informed Investors Growth         1.30%            1.00%
           Reserve International Equity              1.55%            1.25%
           Reserve International Small-Cap           1.55%            1.25%
           Reserve Large-Cap Growth                  1.20%            0.90%
           Reserve Small-Cap Growth                  1.30%            1.00%
           Reserve Strategic Growth                  1.20%            0.90%

RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which it pays its direct or allocated share.

    The Investment Management Agreement is subject to annual review and must be approved at least annually by a vote of a majority of the Trustees, including a majority of those who are not "interested persons" as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such renewal. The Agreement terminates automatically upon its assignment and may be terminated without penalty upon sixty (60) days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Adviser.

    For the fiscal years ended May 31, 1998, 1999 and 2000, the fees payable to the Adviser under the Investment Management Agreements amounted to $795,252, $811,349 and $1,005,185, respectively.

SUB-INVESTMENT MANAGEMENT AGREEMENTS. The Adviser and the Trust have entered into Sub-Investment Management Agreements ("Sub-Advisory Agreements") with several Sub-Advisers. Each Sub-Adviser is a registered investment adviser. Pursuant to the Sub-Advisory Agreements, the Adviser will pay the Sub-Adviser at the end of each fiscal quarter a fee equal to up to one-half of the Fund's net profit for the year before taxes on the respective Fund with the exception of Condor Capital Management, Inc. Pursuant to the Sub-Advisory Agreement between the Adviser and Condor Capital, the Adviser will pay Condor Capital at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. Net profit is deemed to be the Comprehensive Management Fee less direct and allocated Fund expenses and all applicable sales and marketing costs. The chart below shows the Sub-Adviser retained for each Fund and the amounts paid to each Sub-Adviser pursuant to the Sub-Advisory Agreements during the last three fiscal years.

FUND                                 SUB-ADVISER                               2000         1999         1998
----                                 -----------                               ----         ----         ----
Reserve Blue Chip Growth             Trainer, Wortham & Company, Inc.         $2,746        $23,500        $ 0
                                     845 Third Avenue
                                     New York, NY 10022

Reserve Informed Investors Growth    T.H. Fitzgerald & Co.                    $2,000        $     0        $ 0
                                     180 Church Street
                                     Naugatuck, CT 06770

Reserve International Equity         Pinnacle International Management, LLC*      N/A           N/A        N/A
                                     666 Fifth Avenue
                                     New York, NY 10103

Reserve International Small-Cap**    Pinnacle International Management, LLC       N/A           N/A        N/A
                                     666 Fifth Avenue
                                     New York, NY 10103

Reserve Large-Cap Growth             Harbor Capital Management Co., Inc. ***  $    0            N/A        N/A
                                     125 High Street
                                     Boston, MA 02110-2701

Reserve Small-Cap Growth             Roanoke Asset Management                 $4,353        $ 5,000        $ 0
                                     529 Fifth Avenue
                                     New York, NY 10017

Reserve Strategic Growth****         Condor Capital Management, Inc.          $    0            N/A        N/A
                                     1973 Washington Valley Road
                                     Martinsville, NJ  08836-2012

------------
* Until September 29, 2000, Pinnacle Associates, Ltd., 666 Fifth Avenue, New York, NY 10103, served as the Sub-Adviser for Reserve International Equity Fund. For the fiscal years ended May 31, 1998, 1999 and 2000, Pinnacle Associates was paid sub-advisory fees amounting to $29,000, $46,000, and $19,273, respectively.
**     The Fund commenced operations on August 1, 2000.
*** Until February 28, 2000, Siphron Capital Management, 280 S. Beverly Drive, Beverly Hills, CA 90212, served as the Sub-Adviser for Reserve Large-Cap Growth Fund. For the fiscal years ended May 31, 1998, 1999 and the period from June 1, 1999 to February 28, 2000, Siphron Capital Management was paid sub-advisory fees amounting to $0, $27,000, and $10,203, respectively.
****   The Fund commenced operations on June 1, 1999.

    Each Sub-Advisory Agreement is subject to annual review and approval by the Trustees, including a majority of those who are not "interested persons" as defined in the 1940 Act, cast in person at a meeting called for purpose of voting on such renewal. Each agreement automatically terminates upon its assignment and may be terminated without penalty upon sixty (60) days' written notice by vote of the Trustees, by vote of a majority of outstanding voting shares of the Fund or by the Sub-Adviser.

DISTRIBUTION AGREEMENT. Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701, is a distributor of the shares of the Trust. RESRV is a "principal underwriter" for the Trust within the meaning of the 1940 Act, and as such acts as agent in arranging for the continuous offering of Trust shares. RESRV has the right to enter into dealer agreements with brokers or other persons of its choice for the sale of Trust shares. RESRV's principal business is the distribution of shares of mutual funds and it has retained no underwriting commissions during the last three fiscal years.

    The Distribution Agreement must be approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the 1940 Act.

 PLAN OF DISTRIBUTION. The Trust maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a plan adopted by the Board and approved by its shareholders. Pursuant to the Plan, the Distributor or its affiliates may make payments ("assistance payments") to brokers, financial institutions and financial intermediaries ("Firms") in respect of each Fund's Class R shareholder accounts ("qualified accounts") to which the Firms have rendered distribution assistance or other services. The Distributor may also retain amounts to pay for advertising and marketing expenses. Assistance payments by the Distributor are made to Firms at an annual rate of 0.25% of the average daily net asset value ("NAV") of all Firms' qualified accounts.

    The Trustees have determined that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders and that its costs are primarily intended to result in the sale of the Trust's shares. The Class I shares of each Fund do not participate in the Plan.

    Under the Plan, the Trust's officers report quarterly the amounts and purposes of assistance payments to the Trustees. During the continuance of the Plan the selection and nomination of the disinterested Trustees of the Trust are at the discretion of the disinterested Trustees currently in office.

    The Plan and related agreements as to any Fund may be terminated at any time by a vote of a majority of the outstanding voting securities of that Fund. The Plan and related agreements may be renewed from year to year if approved by a vote of a majority of the Trustees, including a majority of those who are not "interested persons" as defined in the 1940 Act. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

    For the fiscal period ended May 31, 2000, with respect to the qualified accounts, the Trust made assistance payments to Firms for expenditures under the Plan in the aggregate amount of $80,576, which constituted 0.25% of the Fund's average daily net assets attributable to the Class R shares during the period. In addition, $76,601 paid by the Trust under the Plan, with respect to the Class R shares, was spent on advertising, the printing and mailing of prospectuses for persons other than current shareholders, compensation of sales personnel, and for compensation to brokers and dealers and other financial intermediaries.

CUSTODIAN AND INDEPENDENT ACCOUNTANT. The Chase Manhattan Bank, 270 Park Avenue, New York, NY 10017 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Funds' independent accountant.

                           INFORMATION ABOUT THE TRUST

    The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest without a stated par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. If they deem it advisable in the best interests of shareholders, the Trustees of the Trust may classify or reclassify any unissued shares of the Trust by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption of the stock. Any changes would be required to comply with any applicable state and federal securities laws. These currently require that each series and class be preferred over all other series in respect of assets specifically allocated to such series and classes. It is anticipated that under most circumstances, the rights of any additional series or class would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Trust, shareholders are entitled to share proportionately in the net assets of their respective series and class of the Trust available for distribution to such shareholders. No changes can be made to the Trust's issued shares without shareholder approval.

    Each Fund share when issued is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of its class, equal rights to all dividends and other distributions from its class. As approved by the shareholders, a shareholder of each Fund shall be entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) per share of such Fund [or class thereof], on any matter on which such shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. This means that the voting power of shareholders is allocated in proportion to the value of each shareholder's investment rather than with the number of shares held. Shares of separate classes vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Trustees.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

    SEC regulations provide that if a series is separately affected by a matter requiring a vote (election of Trustees, ratification of independent accountant selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the Trust as a whole), each such class votes separately. Each class votes separately on such matters as approval of the Investment Management Agreement and material amendments to the Plan, which require approval by a majority of the effected shareholders. For this purpose a "majority" is constituted by either 50% of all shares voting as a group or 67% of the shares voted as a group at a meeting of shareholders at which at least 50% of the shares of each group are represented.

                           HOW TO BUY AND SELL SHARES

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. The NAV is generally calculated as of the close of general trading on the NYSE (usually 4:00 PM Eastern time). However, NAV is not calculated (and purchase orders are not accepted) on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Your order will be priced at the next NAV calculated after your order is accepted by the Funds. (i.e., converted to federal funds)

PURCHASE OF SHARES. Shares of the Funds are offered on a continuous basis and may be purchased by contacting the Funds, RESRV or dealers who have selling agreements with RESRV.

    The minimum initial investment for Class R shares is $1,000 and $250 for IRA accounts. The minimum subsequent investment is $100. Class R shareholders (except IRAs) must achieve a balance of $2,500 within twelve

(12) months, or the Fund will impose a "small balance fee". The minimum initial investment for Class I shares is $250,000 and the minimum subsequent investment is $10,000. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive or lower investment minimums. Additionally, the Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund.

    Shares of the Funds may be purchased each business day at the public offering price determined after receipt of payment by the Funds or by authorized dealers provided the request complies with the requirements set forth in the Prospectus. All initial purchases must be accompanied by an Account Application. For clients of certain Firms, shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements.

    Purchases may be made by check or by wire as specified in the Prospectus. However, purchase orders are not accepted on days that the NYSE is closed for general trading.

    All investments must be in U.S. dollars. Third-party, foreign, and travelers checks as well as, cash investments will not be accepted. Purchase orders will be confirmed at the public offering price calculated after receipt by the Funds or Firms (who promptly transmit order to the Funds) of payment. It will be the responsibility of authorized dealers to properly and promptly transmit orders to the Funds. Orders received by the Funds or the Firms after 4:00 PM (Eastern
Time) will be priced at the public offering price in effect at 4:00 PM (Eastern
Time) on the next business day.

VALUATION OF PORTFOLIO SECURITIES. Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the last bid and asked prices; bid price is used when no asked price is available. However, in the case of open short positions, the asked price is used for valuation purposes. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. The Funds use pricing services to determine market value.

SHARE CERTIFICATES. Share certificates are not issued by the Trust. However, you will have the same rights of ownership with respect to such shares as if certificates had been issued.

REDEMPTIONS - GENERAL. Redemption payments are normally made by check or wire transfer, but the Trust is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of portfolio instruments valued at the same time as the redemption NAV is determined). The Trust has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of a particular fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

TELEPHONE REQUESTS. You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with the signature guaranteed. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of a Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds. If you are redeeming your IRA, please call for the applicable withholding requirements.

SIGNATURE GUARANTEED. The following situations require written instructions along with signatures guaranteed.

     (1) redemptions for more than $5,000 if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

     (2) redemptions on accounts whose address has been changed within the past 30 days; or
     (3) redemption request to be sent to someone other than the account owner or the address of record.

     Signature guarantees are designed to protect both you and the Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

AUTOMATIC WITHDRAWAL PLANS. (Class R Shares only). If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. Changes to instructions must be in writing with signature(s) guaranteed. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). (Class R shares only). You may redeem shares of a Fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. Shares of each Fund may be exchanged for shares in any other Fund or the Reserve money-market funds at NAV. This exchange privilege may not be available to clients of certain firms. A sales load will be charged on exchanges, if applicable. Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

     The exchange privilege is not available for shares that have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies the Fund on the Account Application that this authorization has been withheld. Unless authorization is withheld, the Fund will honor requests by any person by telephone at 800-637-1700, that the Fund deems to be valid. The Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The Fund may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

     Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in this Prospectus or SAI.

     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Adviser's discretion, may be limited by the Fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. Telephone and written exchange requests must be received by the Funds by 4:00 PM (Eastern Time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern Time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may generally take up to ten (10) business days. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on redemption checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial and subsequent investment amounts at any time.

    If shares purchased are to be paid for by wire and the wire is not received by the Fund or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Fund, the Investment Adviser or the Distributor. The Fund may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due the Fund, the Adviser or the Distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms, which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, the Fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing Fund shares. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

    Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative rulings, all of which are subject to change which may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

    Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code so long as such qualification is in the best interests of shareholders. If it so qualifies, each Fund generally will not be subjected to federal income tax on distributed amounts. Shareholders of a Fund, however, will be subject to federal income tax on any ordinary income and capital gains realized by the Fund and distributed to shareholders, whether distributed in cash or in the form of additional shares. Distributions of ordinary income and short-term capital gains will be taxable to the shareholder as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain distributions may be taxable to individuals and certain other shareholders at the maximum federal 20% capital gains rates, depending upon the Fund's holding period for the assets giving rise to the capital gains, regardless of how long the shareholder has held the Fund's shares. The maximum 20% capital gains rate generally applies to gains from the sale of assets held for more than 12 months. Capital gain from the sale of assets held for one year or less will generally be taxed as ordinary income.

    Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% capital gains rate, depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

    Shareholders receiving distributions in the form of additional shares of a Fund will have a cost basis for federal income tax purposes in each share received equal to the NAV of a share of that Fund on the reinvestment date. An exchange of shares in a Fund for shares of another RPES Fund will be treated as a taxable sale of the exchanged Fund shares. Accordingly, a shareholder may recognize a gain or loss for federal income tax purposes depending upon his or her basis in the Fund shares exchanged. A gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands. The shareholder will have a tax basis in the newly acquired Fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

    In order to qualify as a "regulated investment company" under the Code, each of the Funds must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments from certain securities loans, and gains from the sale of stock, securities or foreign currencies or other income (such as gains from options, futures or forward contracts) from investing in stock, securities or currencies; and (ii) hold as of the close of each taxable year quarter at least 50% of its assets in certain investments, such as cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited from any issuer to not more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and hold not more than 25% of the value of the Fund's assets in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies).

    The Code imposes a non-deductible, 4% excise tax on regulated investment companies that do not distribute to their shareholders in each calendar year an amount equal to (i) 98% of their calendar year ordinary income; plus

98% of their capital gain net income (the excess of capital gains over capital losses) for the one year period ending October 31. Dividends declared in October, November or December of any year to shareholders of record on any date in such a month will be deemed to have been received by the shareholders and paid by the Fund on December 31 of that year, provided such dividends are paid during January of the following year. If in any taxable year a Fund fails to qualify as a regulated investment company, the Fund's taxable income would be taxable at corporate income rates and distributions to shareholders would be taxable as dividends to the extent of the Fund's earnings and profits.

    Dividends to shareholders who are nonresident aliens may be subject to a U.S. withholding tax at a rate of up to 30% under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty laws. Non-resident aliens are urged to consult their own tax adviser concerning the applicability of the U.S. withholding tax.

    Investment by a Fund in zero coupon or other discount debt securities will result in income to the Fund equal to a portion of the excess of the face value of the debt securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high-yield original issue discount securities issued by corporations, a portion of the original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from a Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for the deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders. Gains derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by a Fund will be taxed as ordinary income to the extent of the accrued market discount of the bonds, unless the Fund elects to include the market discount in income as it accrues.

    The Code includes rules applicable to certain non-equity listed options, futures contracts, and options on futures contracts which a Fund may write, purchase or sell. Such options and contracts are classified as Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of Section 1256 contracts is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts generally are required to be treated as sold at market value on the last day of such fiscal year and on certain other dates for federal income tax purposes ("marked-to-market"). Generally, equity options (options to buy or sell stocks) are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in equity options generally constitute short-term capital gains or losses. If equity call options written, or equity put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for equity puts or increased by the premium received for equity calls.

    Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently.

    A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, this amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

    Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle position, the amount which may be distributed to shareholders, and which will be taxed as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period of the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

    Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

    Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

    A Fund may be subject to non-U.S. tax on income and gains received from securities of non-U.S. issuers which generally is withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known. The Funds intend to operate so as to qualify for tax treaty benefits where applicable. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund may operate so as to meet the requirements of the Code to "pass through" to its shareholders tax benefits attributable to foreign income taxes paid by the Fund. If more than 50% of the value of the Fund's total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election shareholders will be required to (i) include in gross income, even though not actually received, their respective proportional share of foreign taxes paid by the Fund; (ii) treat their proportional share of foreign taxes as paid by them; and (iii) subject to certain limitations, either deduct their proportional share of foreign taxes in computing their taxable income, or use such share as foreign tax credit against U.S. income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. One or more of the Funds may meet the requirements to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that any Fund will do so. Each shareholder will be notified within 60 days after the close of the taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's proportional share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources. The notice shall also include the amount of foreign taxes not allowable for "pass through" treatment because of a failure to satisfy certain requirements imposed under the Code.

    A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

    A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another currently available election involves marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains and losses are treated as though they were realized. Any such mark-to-market losses and any loss from all actual disposition of shares is deductible as an ordinary loss to the extent of any net mark-to-market gains previously report as income.

    A Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (ii) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

    The foregoing is a general summary of certain provisions of the Code and Treasury Regulations in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations thereunder are subject to change by legislative or administrative action either prospectively or retroactively.

    Dividends paid by the Fund are generally expected to be subject to any state or local taxes on income. Shareholders should consult their own attorneys or tax advisers about the tax consequences related to investing in the Fund.

                             PERFORMANCE INFORMATION

    Each Fund may from time to time advertise its total return. Total return is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods or up to the life of a Fund that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                              P (1+T)n =      ERV
                  Where:      P =             a hypothetical initial payment of
                                              $1,000
                              T =             average annual total return
                              n =             number of years
                            ERV =             ending redeemable value
                                              of a hypothetical $1,000
                                              payment made at the
                                              beginning of the 1, 5 or 10
                                              year periods, at the end of
                                              the 1, 5 or 10 year periods
                                              (or fractional portion
                                              thereof)

    In advertising and sales literature, each Fund may compare its performance to (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, the Russell 2000, or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in each Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

    Each Fund may also compute aggregate total return for specified periods based on a hypothetical Fund account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the NAV of the account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

    Each Fund may also quote annual, average annual and annualized total return and aggregate total performance data both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather actual annual, annualized or aggregate rates of return.

                               GENERAL INFORMATION

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

SHAREHOLDER COMMUNICATIONS. Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements. The Fund may choose not to send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include NAV, account balances and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access current price information on the Internet through On-Line Access at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or call 800-637-1700.

                              FINANCIAL STATEMENTS

    Financial Statements (audited) for the Trust for the fiscal year ended May 31, 2000, including notes thereto, are incorporated by reference in the SAI from the Trust's Annual Report to Shareholders dated May 31, 2000 and filed with the SEC, which is available upon request.

PART C

Item 23. Exhibits

      (a) Declaration of Trust filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999.

      (b) Bylaws filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999.

      (c) Not applicable

      (d) Form of Investment Management Agreement for the Funds and form of Sub-Investment Management Agreement filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999.

      (e) Form of Distribution Agreement and Plan of Distribution filed as an exhibit to Registrant's Post-Effective Amendment No. 42 dated November 24, 1986.

      (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989.

      (g) Custodian Agreement with Chase Manhattan Bank filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999.

      (h) Not applicable

      (i) Opinion of Counsel

      (j) Consent of Independent Auditors

      (k) Not applicable

      (l) Not applicable

      (m) See item "e". Form of Registered Dealer Agreement filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999.

      (n) 18f-3 Plan filed as an Exhibit to Registrant's Post Effective Amendment No. 19, filed June 28, 2000.

      (o) Reserved.

      (p) Code of Ethics filed as an Exhibit to Registrant's Post Effective Amendment No. 19, filed June 28, 2000.

      ----------------

Item 24. Persons Controlled by or Under Common Control with Registrant Not Applicable

Item 25. Indemnification

Reference is made to Section 10.02 of the Registrant's Declaration of Trust. No indemnification shall be provided hereunder to a Covered person:

Section 10.02 provides that

     (a) Subject to the expectations and limitations contained in Subsection 10.02(b):

           (i) every person who is, or has been, a Trustee or officer of the trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement or defense thereof;

           (ii) the words "claim", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered person:

           (i) who shall have been adjudicated by a court or other body including, without limitation, arbitration panels or self-regulatory organizations before which the proceeding was brought (A) to be liable to the trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the trust; or

           (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Each Trustee, officer, employee or agent of the registrant, and any person who has served at it request as Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the State of Delaware, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officer and controlling persons of the Registrant pursuant to the Declaration to Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission such indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate public policy as express in the Act and will governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Name                                      Position with the Adviser       Other Businesses
- ------------------------------------------------------------------------------------------------------------------
Bruce R. Bent                             Chairman and CEO                Chairman and CEO and Director of Reserve
                                                                          Management Corporation and Chairman
                                                                          and Director and of Resrv Partners, Inc.
                                                                          both of the same address as the Trust.
- ------------------------------------------------------------------------------------------------------------------
Bruce R. Bent II                          President and                   Sr. Vice President, Secretary and
                                            Secretary                     Director of Reserve Management
                                                                          Corporation and Secretary and
                                                                          Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
- ------------------------------------------------------------------------------------------------------------------
Arthur T. Bent III                        Sr. Vice President and          President, Treasurer and
                                            COO/Treasurer                 Director of Reserve Management
                                                                          Corporation and Assistant Treasurer
                                                                          and Director of Resrv Partners, Inc.
                                                                          both of the same address as the
                                                                          Trust.
- ------------------------------------------------------------------------------------------------------------------

Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund Reserve Tax-Exempt Trust, Reserve Institutional Trust, and Reserve New York Tax-Exempt Trust.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant

- ----------------------------------------------------------------------------------
Bruce R. Bent                          Chairman and Director
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------
Mary A. Belmonte                       President
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------
Bruce R. Bent II                       Secretary and Director
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------
Arthur T. Bent III                     Treasurer and Director
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------
MaryKathleen F. Gaza                   Counsel & Assistant Secretary
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------
Agnes Mullady                          Controller
1250 Broadway
New York, New York 10001-3701
- ----------------------------------------------------------------------------------

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services
         See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings
         Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 26th day of September, 2000.

                               THE RESERVE FUND

                                    By:  /s/ Bruce R. Bent
                                       ------------------------------------
                                       Bruce R. Bent, Chairman/CEO

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                   Title                      Date
/s/ Bruce R. Bent           Chairman/CEO and           September 26, 2000
--------------------------- Trustee
Bruce R. Bent

/s/ Bruce R. Bent II        President and              September 26, 2000
- ------------------------- Trustee
Bruce R. Bent II

/s/ Arthur T. Bent III      COO/Treasurer and          September 26, 2000
- ------------------------- Sr. Vice President
Arthur T. Bent III

*                           Trustee                    September 26, 2000
- -------------------------
Edwin Ehlert Jr.

*                           Trustee                    September 26, 2000
- -------------------------
Henri W. Emmet

*                           Trustee                    September 26, 2000
- -------------------------
Donald J. Harrington

*                           Trustee                    September 26, 2000
- -------------------------
William E. Viklund

*                           Trustee                    September 26, 2000
- -------------------------
William Montgoris

*                           Trustee                    September 26, 2000
- -------------------------
Patrick J. Foye

/s/ MaryKathleen F. Gaza    Counsel and Secretary      September 26, 2000
- -------------------------
MaryKathleen F. Gaza
*Attorney-in-Fact